TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2021

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.9%
2,457	*	Adient plc	$109
3,248	*	American Axle & Manufacturing Holdings, Inc	31
8,398	*	Aptiv plc	1,158
7,491		BorgWarner, Inc	347
1,678		Cooper Tire & Rubber Co	94
138	*	Cooper-Standard Holding, Inc	5
4,034		Dana Inc	98
1,044	*	Dorman Products, Inc	107
123,023	*	Ford Motor Co	1,507
1,312	*	Fox Factory Holding Corp	167
38,658	*	General Motors Co	2,221
7,649		Gentex Corp	273
1,424	*	Gentherm, Inc	105
7,178	*	Goodyear Tire & Rubber Co	126
4,645		Harley-Davidson, Inc	186
851		LCI Industries, Inc	113
1,758		Lear Corp	319
1,945	*	Modine Manufacturing Co	29
670	*	Motorcar Parts of America, Inc	15
687		Patrick Industries, Inc	58
843		Standard Motor Products, Inc	35
1,055	*	Stoneridge, Inc	33
928	*	Tenneco, Inc	10
23,941	*	Tesla, Inc	15,991
1,790		Thor Industries, Inc	241
759	*	Visteon Corp	93
1,185		Winnebago Industries, Inc	91
3,021	*,e	Workhorse Group, Inc	42
518	*	XPEL, Inc	27

		TOTAL AUTOMOBILES & COMPONENTS	23,631

BANKS - 4.7%
625		1st Source Corp	30
255		ACNB Corp	7
444		Allegiance Bancshares, Inc	18
521		Altabancorp	22
667	*	Amerant Bancorp Inc	12
374		American National Bankshares, Inc	12
2,080		Ameris Bancorp	109
387		Ames National Corp	10
437		Arrow Financial Corp	15
4,158		Associated Banc-Corp	89
706	*	Atlantic Capital Bancshares, Inc	17
2,758		Atlantic Union Bankshares Corp	106
2,322	*	Axos Financial, Inc	109
1,598		Banc of California, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

666		Bancfirst Corp	$47
3,345		BancorpSouth Bank	109
178		Bank First Corp	13
242,135		Bank of America Corp	9,368
601		Bank of Commerce Holdings	8
1,195		Bank of Hawaii Corp	107
468		Bank of Marin Bancorp	18
1,429		Bank of NT Butterfield & Son Ltd	55
4,451		Bank OZK	182
457		BankFinancial Corp	5
3,355		BankUnited	147
217		Bankwell Financial Group, Inc	6
887		Banner Corp	47
622		Bar Harbor Bankshares	18
385	*	Baycom Corp	7
361		BCB Bancorp, Inc	5
227		Berkshire Hills Bancorp, Inc	5
1,053		BOK Financial Corp	94
3,231		Boston Private Financial Holdings, Inc	43
2,984		Brookline Bancorp, Inc	45
630		Bryn Mawr Bank Corp	29
313		Business First Bancshares, Inc	7
241		Byline Bancorp, Inc	5
131		C&F Financial Corp	6
3,579		Cadence BanCorp	74
135		Cambridge Bancorp	11
613		Camden National Corp	29
447		Capital City Bank Group, Inc	12
3,828		Capitol Federal Financial	51
314		Capstar Financial Holdings, Inc	5
550	*	Carter Bankshares, Inc	8
2,040		Cathay General Bancorp	83
654		CBTX, Inc	20
1,125		Central Pacific Financial Corp	30
383		Central Valley Community Bancorp	7
152		Century Bancorp, Inc	14
122		Chemung Financial Corp	5
2,767		CIT Group, Inc	143
65,221		Citigroup, Inc	4,745
533		Citizens & Northern Corp	13
13,557		Citizens Financial Group, Inc	599
194		City Holding Co	16
377		Civista Bancshares, Inc	9
498		CNB Financial Corp	12
376		Codorus Valley Bancorp, Inc	7
2,875		Columbia Banking System, Inc	124
1,738	*	Columbia Financial, Inc	30
3,928		Comerica, Inc	282
3,398		Commerce Bancshares, Inc	260
1,925		Community Bank System, Inc	148
837		Community Bankers Trust Corp	7
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	29
1,146		ConnectOne Bancorp, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,466	*	CrossFirst Bankshares, Inc	$20
1,926		Cullen/Frost Bankers, Inc	209
1,005	*	Customers Bancorp, Inc	32
4,043		CVB Financial Corp	89
1,541		Dime Community Bancshares, Inc	46
1,035		Eagle Bancorp, Inc	55
4,807		East West Bancorp, Inc	355
4,805		Eastern Bankshares, Inc	93
314		Enterprise Bancorp, Inc	10
828		Enterprise Financial Services Corp	41
402	*	Equity Bancshares, Inc	11
342		ESSA Bancorp, Inc	5
3,325		Essent Group Ltd	158
171		Evans Bancorp, Inc	6
356		Farmers & Merchants Bancorp, Inc	9
1,013		Farmers National Banc Corp	17
621		FB Financial Corp	28
384		Federal Agricultural Mortgage Corp (FAMC)	39
22,433		Fifth Third Bancorp	840
527		Financial Institutions, Inc	16
1,088		First Bancorp (NC)	47
6,201		First Bancorp (Puerto Rico)	70
498		First Bancorp, Inc	15
322		First Bancshares, Inc	12
603		First Bank	7
1,476		First Busey Corp	38
360		First Business Financial Services, Inc	9
226		First Citizens Bancshares, Inc (Class A)	189
3,678		First Commonwealth Financial Corp	53
680		First Community Bancshares, Inc	20
2,544		First Financial Bancorp	61
4,582		First Financial Bankshares, Inc	214
384		First Financial Corp	17
1,098		First Foundation, Inc	26
178		First Guaranty Bancshares, Inc	3
4,467		First Hawaiian, Inc	122
18,403		First Horizon National Corp	311
228		First Internet Bancorp	8
951		First Interstate Bancsystem, Inc	44
1,580		First Merchants Corp	73
380		First Mid-Illinois Bancshares, Inc	17
2,629		First Midwest Bancorp, Inc	58
327		First Northwest Bancorp	5
862		First of Long Island Corp	18
5,403		First Republic Bank	901
890		Flagstar Bancorp, Inc	40
1,083		Flushing Financial Corp	23
9,554		FNB Corp	121
4,859		Fulton Financial Corp	83
903		German American Bancorp, Inc	42
2,999		Glacier Bancorp, Inc	171
412		Great Southern Bancorp, Inc	23
1,353		Great Western Bancorp, Inc	41
113		Greene County Bancorp, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

302		Guaranty Bancshares, Inc	$11
1,830		Hancock Whitney Corp	77
1,297		Hanmi Financial Corp	26
728		HarborOne Northeast Bancorp, Inc	10
953		Heartland Financial USA, Inc	48
1,355		Heritage Commerce Corp	17
1,150		Heritage Financial Corp	32
2,919		Hilltop Holdings, Inc	100
57		Hingham Institution for Savings	16
238		Home Bancorp, Inc	9
4,557		Home Bancshares, Inc	123
698		HomeStreet, Inc	31
667		HomeTrust Bancshares, Inc	16
2,725		Hope Bancorp, Inc	41
1,209		Horizon Bancorp	22
323	*	Howard Bancorp, Inc	5
32,186		Huntington Bancshares, Inc	506
1,238		Independent Bank Corp (MA)	104
863		Independent Bank Corp (MI)	20
1,089		Independent Bank Group, Inc	79
1,089		International Bancshares Corp	51
299		Investar Holding Corp	6
6,650		Investors Bancorp, Inc	98
94,710		JPMorgan Chase & Co	14,418
1,623		Kearny Financial Corp	20
30,011		Keycorp	600
1,629		Lakeland Bancorp, Inc	28
976		Lakeland Financial Corp	68
378		LCNB Corp	7
833		Live Oak Bancshares, Inc	57
4,010		M&T Bank Corp	608
1,072		Macatawa Bank Corp	11
640		Mercantile Bank Corp	21
573		Merchants Bancorp	24
1,997		Meridian Bancorp, Inc	37
1,035		Meta Financial Group, Inc	47
229	*	Metropolitan Bank Holding Corp	12
8,049		MGIC Investment Corp	111
582		Midland States Bancorp, Inc	16
406		MidWestOne Financial Group, Inc	13
2,342	*	Mr Cooper Group, Inc	81
984		National Bank Holdings Corp	39
257		National Bankshares, Inc	9
1,661		NBT Bancorp, Inc	66
13,791		New York Community Bancorp, Inc	174
301	*	Nicolet Bankshares, Inc	25
2,265	*	NMI Holdings, Inc	54
256		Northeast Bank	7
1,643		Northfield Bancorp, Inc	26
280		Northrim BanCorp, Inc	12
2,083		Northwest Bancshares, Inc	30
223		Norwood Financial Corp	6
1,583		OceanFirst Financial Corp	38
1,902		OFG Bancorp	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

160		Ohio Valley Banc Corp	$4
4,858		Old National Bancorp	94
1,237		Old Second Bancorp, Inc	16
568		Origin Bancorp, Inc	24
297		Orrstown Financial Services, Inc	7
2,232		Pacific Premier Bancorp, Inc	97
3,679		PacWest Bancorp	140
529		Park National Corp	68
217		Parke Bancorp, Inc	4
696		PCSB Financial Corp	12
642		Peapack Gladstone Financial Corp	20
331		Penns Woods Bancorp, Inc	8
851		PennyMac Financial Services, Inc	57
174		Peoples Bancorp of North Carolina, Inc	4
595		Peoples Bancorp, Inc	20
333		Peoples Financial Services Corp	14
12,816		People’s United Financial, Inc	229
2,403		Pinnacle Financial Partners, Inc	213
13,384		PNC Financial Services Group, Inc	2,348
2,847		Popular, Inc	200
510		Preferred Bank	32
471		Premier Financial Bancorp, Inc	9
1,415		Premier Financial Corp	47
454		Primis Financial Corp	7
2,597		Prosperity Bancshares, Inc	194
339		Provident Bancorp Inc	5
1,243		Provident Financial Services, Inc	28
279		Prudential Bancorp, Inc	4
472		QCR Holdings, Inc	22
5,940		Radian Group, Inc	138
475		RBB Bancorp	10
30,527		Regions Financial Corp	631
254		Reliant Bancorp Inc	7
1,629		Renasant Corp	67
364		Republic Bancorp, Inc (Class A)	16
1,873	*	Republic First Bancorp, Inc	7
671		Riverview Bancorp, Inc	5
2,949	e	Rocket Cos, Inc	68
166		S&T Bancorp, Inc	6
1,200		Sandy Spring Bancorp, Inc	52
1,542	*	Seacoast Banking Corp of Florida	56
1,876		ServisFirst Bancshares, Inc	115
497		Shore Bancshares, Inc	8
370		Sierra Bancorp	10
1,852		Signature Bank	419
470	*	Silvergate Capital Corp	67
2,996		Simmons First National Corp (Class A)	89
275		SmartFinancial, Inc	6
2,471		South State Corp	194
228	*	Southern First Bancshares, Inc	11
231		Southern Missouri Bancorp, Inc	9
1,068		Southside Bancshares, Inc	41
5,659		Sterling Bancorp	130
922		Stock Yards Bancorp, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

394		Summit Financial Group, Inc	$10
1,603	*	SVB Financial Group	791
4,436		Synovus Financial Corp	203
3,980		TCF Financial Corp	185
286		Territorial Bancorp, Inc	8
1,428	*	Texas Capital Bancshares, Inc	101
1,044		TFS Financial Corp	21
1,514	*	The Bancorp, Inc	31
232		Timberland Bancorp, Inc	6
131		Tompkins Financial Corp	11
1,266		Towne Bank	38
240		Trico Bancshares	11
943	*	Tristate Capital Holdings, Inc	22
657	*	Triumph Bancorp, Inc	51
42,240		Truist Financial Corp	2,463
3,358		Trustco Bank Corp NY	25
2,619		Trustmark Corp	88
1,468		UMB Financial Corp	136
6,954		Umpqua Holdings Corp	122
4,488		United Bankshares, Inc	173
2,711		United Community Banks, Inc	93
510		United Security Bancshares	4
266		Unity Bancorp, Inc	6
1,012		Univest Financial Corp	29
42,668		US Bancorp	2,360
9,879		Valley National Bancorp	136
1,101		Veritex Holdings, Inc	36
1,098		Walker & Dunlop, Inc	113
1,239		Washington Federal, Inc	38
581		Washington Trust Bancorp, Inc	30
1,032		Waterstone Financial, Inc	21
2,690		Webster Financial Corp	148
119,391		Wells Fargo & Co	4,665
1,747		WesBanco, Inc	63
597		West Bancorporation, Inc	14
1,024		Westamerica Bancorporation	64
3,061		Western Alliance Bancorp	289
1,021		Western New England Bancorp, Inc	9
2,157		Wintrust Financial Corp	164
1,991		WSFS Financial Corp	99
5,692		Zions Bancorporation	313

		TOTAL BANKS	60,214

CAPITAL GOODS - 6.5%
17,537		3M Co	3,379
4,065		A.O. Smith Corp	275
1,275		Aaon, Inc	89
981	*	AAR Corp	41
1,133		Acuity Brands, Inc	187
1,712		Advanced Drainage Systems, Inc	177
4,342	*	Aecom Technology Corp	278
1,316	*	Aegion Corp	38
2,167		Aerojet Rocketdyne Holdings, Inc	102
831	*	Aerovironment, Inc	96

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,773		AGCO Corp	$255
3,064		Air Lease Corp	150
374		Alamo Group, Inc	58
1,111		Albany International Corp (Class A)	93
2,799		Allegion plc	352
205		Allied Motion Technologies, Inc	11
3,239		Allison Transmission Holdings, Inc	132
2,253		Altra Industrial Motion Corp	125
909	*	Ameresco, Inc	44
706	*	American Superconductor Corp	13
568	*	American Woodmark Corp	56
7,033		Ametek, Inc	898
4,397	*,g	API Group Corp	91
68		Apogee Enterprises, Inc	3
1,503		Applied Industrial Technologies, Inc	137
1,220		Arcosa, Inc	79
555		Argan, Inc	30
1,331		Armstrong World Industries, Inc	120
2,785	*	Array Technologies, Inc	83
823		Astec Industries, Inc	62
810	*	Astronics Corp	15
1,239	*	Atkore International Group, Inc	89
2,036	*	Axon Enterprise, Inc	290
2,141	*	AZEK Co, Inc	90
1,059		AZZ, Inc	53
1,344		Barnes Group, Inc	67
1,055	*	Beacon Roofing Supply, Inc	55
1,933	*	Bloom Energy Corp	52
278	*	Blue Bird Corp	7
16,763	*	Boeing Co	4,270
1,581		Boise Cascade Co	95
6,950	*	Builders FirstSource, Inc	322
2,889		BWX Technologies, Inc	191
883		Caesarstone Sdot-Yam Ltd	12
520		CAI International, Inc	24
1,555		Carlisle Cos, Inc	256
27,000		Carrier Global Corp	1,140
16,965		Caterpillar, Inc	3,934
1,264	*	Chart Industries, Inc	180
647	*	CIRCOR International, Inc	23
3,463	*	Colfax Corp	152
840		Columbus McKinnon Corp	44
929		Comfort Systems USA, Inc	69
714	*	Construction Partners Inc	21
1,570	*	Cornerstone Building Brands, Inc	22
1,416		Crane Co	133
554		CSW Industrials, Inc	75
1,041		Cubic Corp	78
4,663		Cummins, Inc	1,208
1,242		Curtiss-Wright Corp	147
8,789		Deere & Co	3,288
3,888		Donaldson Co, Inc	226
932		Douglas Dynamics, Inc	43
4,486		Dover Corp	615

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

485	*	Ducommun, Inc	$29
567	*	DXP Enterprises, Inc	17
1,047	*	Dycom Industries, Inc	97
174		Eastern Co	5
12,495		Eaton Corp	1,728
1,559		EMCOR Group, Inc	175
18,822		Emerson Electric Co	1,698
840		Encore Wire Corp	56
1,368	*	Energy Recovery, Inc	25
2,301		Enerpac Tool Group Corp	60
1,484		EnerSys	135
830		EnPro Industries, Inc	71
605		ESCO Technologies, Inc	66
137	*	EVI Industries, Inc	4
2,773	*	Evoqua Water Technologies Corp	73
17,571		Fastenal Co	883
2,292		Federal Signal Corp	88
4,459		Flowserve Corp	173
4,273	*	Fluor Corp	99
9,130		Fortive Corp	645
4,638		Fortune Brands Home & Security, Inc	444
1,207		Franklin Electric Co, Inc	95
9,739	*	FuelCell Energy, Inc	140
1,403	*	Gates Industrial Corp plc	22
1,053		GATX Corp	98
277	*	Gencor Industries, Inc	4
1,969	*	Generac Holdings, Inc	645
7,924		General Dynamics Corp	1,439
273,812		General Electric Co	3,595
1,244	*	Gibraltar Industries, Inc	114
922	*	GMS, Inc	38
678		Gorman-Rupp Co	22
5,055		Graco, Inc	362
5,120		GrafTech International Ltd	63
470		Graham Corp	7
1,755		Granite Construction, Inc	71
2,253	*	Great Lakes Dredge & Dock Corp	33
1,065		Greenbrier Cos, Inc	50
1,120		Griffon Corp	30
1,293		H&E Equipment Services, Inc	49
1,386		HEICO Corp	174
2,279		HEICO Corp (Class A)	259
922		Helios Technologies, Inc	67
981	*	Herc Holdings, Inc	99
2,827	*	Hexcel Corp	158
2,685		Hillenbrand, Inc	128
21,960		Honeywell International, Inc	4,767
12,884	*	Howmet Aerospace, Inc	414
1,612		Hubbell, Inc	301
1,224		Huntington Ingalls	252
316		Hurco Cos, Inc	11
253	*	Hydrofarm Holdings Group, Inc	15
404		Hyster-Yale Materials Handling, Inc	35
2,293		IDEX Corp	480

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

298	*	IES Holdings, Inc	$15
9,826		Illinois Tool Works, Inc	2,177
10,416	*	Ingersoll Rand, Inc	513
716		Insteel Industries, Inc	22
2,978		ITT, Inc	271
2,384	*	JELD-WEN Holding, Inc	66
1,200		John Bean Technologies Corp	160
22,504		Johnson Controls International plc	1,343
433		Kadant, Inc	80
1,040		Kaman Corp	53
3,108		Kennametal, Inc	124
3,783	*	Kratos Defense & Security Solutions, Inc	103
6,461		L3Harris Technologies, Inc	1,310
246	*	Lawson Products, Inc	13
306	*	LB Foster Co (Class A)	5
1,051		Lennox International, Inc	327
1,591		Lincoln Electric Holdings, Inc	196
408		Lindsay Corp	68
7,701		Lockheed Martin Corp	2,846
800		Luxfer Holdings plc	17
674	*	Lydall, Inc	23
1,198	*	Manitowoc Co, Inc	25
8,230		Masco Corp	493
798	*	Masonite International Corp	92
1,650	*	Mastec, Inc	155
1,193	*	Matrix Service Co	16
2,076		Maxar Technologies, Inc	79
687		McGrath RentCorp	55
1,815	*	Mercury Systems, Inc	128
1,998	*	Meritor, Inc	59
1,823	*	Middleby Corp	302
446		Miller Industries, Inc	21
863		Moog, Inc (Class A)	72
621	*	MRC Global, Inc	6
1,382		MSC Industrial Direct Co (Class A)	125
1,100		Mueller Industries, Inc	45
4,045		Mueller Water Products, Inc (Class A)	56
639	*	MYR Group, Inc	46
206		National Presto Industries, Inc	21
1,087	*	Navistar International Corp	48
1,020	*	NN, Inc	7
1,723		Nordson Corp	342
4,795		Northrop Grumman Corp	1,552
371	*	Northwest Pipe Co	12
4,328	*	NOW, Inc	44
291	*	NV5 Global Inc	28
4,516		nVent Electric plc	126
117		Omega Flex, Inc	18
2,055		Oshkosh Corp	244
12,593		Otis Worldwide Corp	862
3,305		Owens Corning, Inc	304
10,342		PACCAR, Inc	961
1,797	*	PAE, Inc	16
766		Park Aerospace Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,986		Parker-Hannifin Corp	$1,257
334		Park-Ohio Holdings Corp	11
502	*	Parsons Corp	20
5,223		Pentair plc	325
1,847	*	PGT Innovations, Inc	47
12,755	*	Plug Power, Inc	457
416		Powell Industries, Inc	14
96		Preformed Line Products Co	7
1,452		Primoris Services Corp	48
784	*	Proto Labs, Inc	95
1,340		Quanex Building Products Corp	35
4,219		Quanta Services, Inc	371
1,477		Raven Industries, Inc	57
44,694		Raytheon Technologies Corp	3,454
899	*	RBC Bearings, Inc	177
1,350		Regal-Beloit Corp	193
4,524	*	Resideo Technologies, Inc	128
432	*	REV Group, Inc	8
3,642		Rexnord Corp	172
3,733		Rockwell Automation, Inc	991
3,271		Roper Technologies Inc	1,319
1,800		Rush Enterprises, Inc (Class A)	90
385		Rush Enterprises, Inc (Class B)	17
5,166	*	Sensata Technologies Holding plc	299
2,675	*	Shoals Technologies Group, Inc	93
1,379		Shyft Group, Inc	51
1,204		Simpson Manufacturing Co, Inc	125
1,315	*	SiteOne Landscape Supply, Inc	225
1,692		Snap-On, Inc	390
3,290		Spirit Aerosystems Holdings, Inc (Class A)	160
1,707	*	SPX Corp	99
1,563		SPX FLOW, Inc	99
472		Standex International Corp	45
4,769		Stanley Black & Decker, Inc	952
1,004	*	Sterling Construction Co, Inc	23
4,612	*	Sunrun, Inc	279
461		Systemax, Inc	19
1,141	*	Teledyne Technologies, Inc	472
647		Tennant Co	52
1,919		Terex Corp	88
967	*	Textainer Group Holdings Ltd	28
7,365		Textron, Inc	413
433	*	The ExOne Company	14
1,276	*	Thermon Group Holdings	25
2,010		Timken Co	163
784	*	Titan Machinery, Inc	20
3,332		Toro Co	344
927	*	TPI Composites, Inc	52
7,546		Trane Technologies plc	1,249
1,651	*	TransDigm Group, Inc	971
3,892	*	Trex Co, Inc	356
1,789	*	Trimas Corp	54
2,656		Trinity Industries, Inc	76
1,500		Triton International Ltd	82

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

145	*	Triumph Group, Inc	$3
1,399	*	Tutor Perini Corp	27
1,736		UFP Industries, Inc	132
2,328	*	United Rentals, Inc	767
5,141	*	Univar Solutions Inc	111
582		Valmont Industries, Inc	138
455	*	Vectrus, Inc	24
419	*	Veritiv Corp	18
6,345		Vertiv Holdings Co	127
649	*	Vicor Corp	55
1,948	*,e	Virgin Galactic Holdings, Inc	60
1,330		W.W. Grainger, Inc	533
2,295		Wabash National Corp	43
5,745		Wabtec Corp	455
1,090		Watsco, Inc	284
582		Watts Water Technologies, Inc (Class A)	69
3,967	*	Welbilt, Inc	64
1,581	*	WESCO International, Inc	137
67	*	Willis Lease Finance Corp	3
5,251	*	WillScot Mobile Mini Holdings Corp	146
1,753		Woodward Inc	211
5,446		Xylem, Inc	573

		TOTAL CAPITAL GOODS	82,041

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
2,170		ABM Industries, Inc	111
2,247	*	Acacia Research (Acacia Technologies)	15
4,335		ACCO Brands Corp	37
3,263		ADT, Inc	28
1,481	*	ASGN Inc	141
274		Barrett Business Services, Inc	19
198		BGSF, Inc	3
4,208		Booz Allen Hamilton Holding Co	339
1,283		Brady Corp (Class A)	69
511	*	BrightView Holdings, Inc	9
1,790		Brink’s Co	142
822	*	CACI International, Inc (Class A)	203
1,375	*	Casella Waste Systems, Inc (Class A)	87
2,160	*	CBIZ, Inc	71
948	*	Ceco Environmental Corp	8
600	*	Cimpress plc	60
2,765		Cintas Corp	944
1,776	*	Clean Harbors, Inc	149
6,195	*	Copart, Inc	673
3,089	*	CoreCivic, Inc	28
2,274		CoreLogic Inc	180
1,193	*	CoStar Group, Inc	980
3,430		Covanta Holding Corp	48
364		CRA International, Inc	27
559		Deluxe Corp	23
972	*	Driven Brands Holdings, Inc	25
4,177	*	Dun & Bradstreet Holdings, Inc	99
1,051		Ennis, Inc	22
3,825		Equifax, Inc	693

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,599		Exponent, Inc	$156
381	*	Forrester Research, Inc	16
419	*	Franklin Covey Co	12
1,004	*	FTI Consulting, Inc	141
494	*	GP Strategies Corp	9
3,062	*	Harsco Corp	52
2,765		Healthcare Services Group	77
711		Heidrick & Struggles International, Inc	25
555	*	Heritage-Crystal Clean, Inc	15
2,222		Herman Miller, Inc	91
1,783		HNI Corp	71
896	*	Huron Consulting Group, Inc	45
4,394	*	IAA, Inc	242
707		ICF International, Inc	62
12,364		IHS Markit Ltd	1,197
975		Insperity, Inc	82
2,401		Interface, Inc	30
3,820		Jacobs Engineering Group, Inc	494
4,402	*	KAR Auction Services, Inc	66
4,582		KBR, Inc	176
1,192	*	Kelly Services, Inc (Class A)	27
1,045		Kforce, Inc	56
1,392		Kimball International, Inc (Class B)	19
1,970		Knoll, Inc	33
1,994		Korn/Ferry International	124
4,342		Leidos Holdings, Inc	418
1,848		Manpower, Inc	183
1,025		Mantech International Corp (Class A)	89
1,217		Matthews International Corp (Class A)	48
757	*	Mistras Group, Inc	9
640	*	Montrose Environmental Group, Inc	32
1,132		MSA Safety, Inc	170
10,957		Nielsen NV	276
563		NL Industries, Inc	4
7,274		Pitney Bowes, Inc	60
1,198		Quad Graphics, Inc	4
6,267		Republic Services, Inc	623
1,107		Resources Connection, Inc	15
3,502		Robert Half International, Inc	273
6,990		Rollins, Inc	241
1,951		Science Applications International Corp	163
672	*	SP Plus Corp	22
3,128		Steelcase, Inc (Class A)	45
2,925	*	Stericycle, Inc	197
1,231	*	Team, Inc	14
1,741		Tetra Tech, Inc	236
5,960		TransUnion	536
1,402	*	TriNet Group, Inc	109
1,626	*	TrueBlue, Inc	36
529		Unifirst Corp	118
2,984	*	Upwork, Inc	134
844	*	US Ecology, Inc	35
4,842		Verisk Analytics, Inc	856
795	*	Viad Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

896	*	Vidler Water Resouces, Inc	$8
340		VSE Corp	13
12,986		Waste Management, Inc	1,675
279	*	Willdan Group, Inc	11

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	15,237

CONSUMER DURABLES & APPAREL - 1.5%
821		Acushnet Holdings Corp	34
559	*	American Outdoor Brands, Inc	14
1,140	*	Beazer Homes USA, Inc	24
2,639		Brunswick Corp	252
3,598		Callaway Golf Co	96
4,058	*	Capri Holdings Ltd	207
1,418	*	Carter’s, Inc	126
237	*	Cavco Industries, Inc	54
707	*	Century Communities, Inc	43
729		Clarus Corp	13
741		Columbia Sportswear Co	78
1,951	*	CROCS, Inc	157
898	*	Deckers Outdoor Corp	297
10,107		DR Horton, Inc	901
458		Escalade, Inc	10
958		Ethan Allen Interiors, Inc	27
1,713	*	Fossil Group, Inc	21
4,523		Garmin Ltd	596
1,295	*	G-III Apparel Group Ltd	39
4,066	*,e	GoPro, Inc	47
992	*	Green Brick Partners, Inc	23
364		Hamilton Beach Brands Holding Co	7
10,312		Hanesbrands, Inc	203
3,755		Hasbro, Inc	361
789	*	Helen of Troy Ltd	166
438		Hooker Furniture Corp	16
845		Installed Building Products, Inc	94
1,024	*	iRobot Corp	125
232		Johnson Outdoors, Inc	33
3,023		KB Home	141
1,623		Kontoor Brands, Inc	79
1,887		La-Z-Boy, Inc	80
4,477		Leggett & Platt, Inc	204
8,776		Lennar Corp (Class A)	888
349		Lennar Corp (Class B)	29
624	*	LGI Homes, Inc	93
362		Lifetime Brands, Inc	5
336	*	Lovesac Co	19
3,577	*	Lululemon Athletica, Inc	1,097
862	*	M/I Homes, Inc	51
776	*	Malibu Boats, Inc	62
441		Marine Products Corp	7
673	*	MasterCraft Boat Holdings, Inc	18
10,286	*	Mattel, Inc	205
1,166		MDC Holdings, Inc	69
1,156	*	Meritage Homes Corp	106
1,740	*	Mohawk Industries, Inc	335

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

638		Movado Group, Inc	$18
909	*,e	Nautilus, Inc	14
11,340		Newell Brands Inc	304
38,707		Nike, Inc (Class B)	5,144
107	*	NVR, Inc	504
621		Oxford Industries, Inc	54
8,050	*	Peloton Interactive, Inc	905
1,868		Polaris Inc	249
8,222		Pulte Homes, Inc	431
550	*	Purple Innovation, Inc	17
2,213	*	PVH Corp	234
1,635	*	Ralph Lauren Corp	201
4,672	*	Skechers U.S.A., Inc (Class A)	195
1,768	*	Skyline Champion Corp	80
2,238		Smith & Wesson Brands, Inc	39
3,687	*	Sonos, Inc	138
2,901		Steven Madden Ltd	108
652		Sturm Ruger & Co, Inc	43
295		Superior Uniform Group, Inc	8
8,612	*	Tapestry, Inc	355
3,418	*	Taylor Morrison Home Corp	105
5,864		Tempur Sealy International, Inc	214
4,036		Toll Brothers, Inc	229
1,123	*	TopBuild Corp	235
3,938	*	TRI Pointe Homes, Inc	80
1,753	*	Tupperware Brands Corp	46
379	*	Turtle Beach Corp	10
5,744	*	Under Armour, Inc (Class A)	127
5,391	*	Under Armour, Inc (Class C)	100
700	*	Unifi, Inc	19
585	*	Universal Electronics, Inc	32
1,001	*	Vera Bradley, Inc	10
10,101		VF Corp	807
2,174	*	Vista Outdoor, Inc	70
576	*	VOXX International Corp (Class A)	11
1,890		Whirlpool Corp	417
2,662		Wolverine World Wide, Inc	102
2,402	*	YETI Holdings, Inc	174

		TOTAL CONSUMER DURABLES & APPAREL	19,381

CONSUMER SERVICES - 2.3%
1,229	*	Accel Entertainment, Inc	13
1,758	*	Adtalem Global Education, Inc	70
675	*	American Public Education, Inc	24
7,698		ARAMARK Holdings Corp	291
643	*	Bally’s Corp	42
39	*	Biglari Holdings, Inc (B Shares)	5
817	*	BJ’s Restaurants, Inc	47
3,148	*	Bloomin’ Brands, Inc	85
476	*	Bluegreen Vacations Holding Corp	9
1,280	*	Booking Holdings, Inc	2,982
2,347	*	Boyd Gaming Corp	138
1,976	*	Bright Horizons Family Solutions	339
1,545	*	Brinker International, Inc	110

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,635	*	Caesars Entertainment, Inc	$493
18,818	*	Carnival Corp	499
591		Carriage Services, Inc	21
1,345	*	Carrols Restaurant Group, Inc	8
761	*	Century Casinos, Inc	8
1,085	*	Cheesecake Factory	63
3,925	*	Chegg, Inc	336
856	*	Chipotle Mexican Grill, Inc (Class A)	1,216
891	*	Choice Hotels International, Inc	96
1,130		Churchill Downs, Inc	257
751	*	Chuy’s Holdings, Inc	33
711		Cracker Barrel Old Country Store, Inc	123
4,141		Darden Restaurants, Inc	588
921	*	Dave & Buster’s Entertainment, Inc	44
1,227		Del Taco Restaurants, Inc	12
2,646	*	Denny’s Corp	48
458	*	Dine Brands Global Inc.	41
1,215		Domino’s Pizza, Inc	447
809	*	El Pollo Loco Holdings, Inc	13
2,472	*	Everi Holdings, Inc	35
6,386		Extended Stay America, Inc	126
1,005	*	Fiesta Restaurant Group, Inc	13
2,305	*	frontdoor, Inc	124
691	*	GAN Ltd	13
412	*	Golden Entertainment, Inc	10
115		Graham Holdings Co	65
1,161	*	Grand Canyon Education, Inc	124
5,913		H&R Block, Inc	129
2,683	*	Hilton Grand Vacations, Inc	101
8,762	*	Hilton Worldwide Holdings, Inc	1,060
4,089	*	Houghton Mifflin Harcourt Co	31
1,223	*	Hyatt Hotels Corp	101
2,978	*	International Game Technology plc	48
713		Jack in the Box, Inc	78
10,416	*	Las Vegas Sands Corp	633
3,222	*	Laureate Education, Inc	44
608	*	Lindblad Expeditions Holdings, Inc	11
8,435	*	Marriott International, Inc (Class A)	1,249
1,356	*	Marriott Vacations Worldwide Corp	236
23,177		McDonald’s Corp	5,195
14,785		MGM Resorts International	562
388	*	Monarch Casino & Resort, Inc	24
133		Nathan’s Famous, Inc	8
400	*	Noodles & Co	4
11,263	*	Norwegian Cruise Line Holdings Ltd	311
1,416	*	OneSpaWorld Holdings Ltd	15
1,035		Papa John’s International, Inc	92
4,887	*	Penn National Gaming, Inc	512
2,656	*	Perdoceo Education Corp	32
2,811	*	Planet Fitness, Inc	217
322	*	PlayAGS, Inc	3
330		RCI Hospitality Holdings, Inc	21
500	*	Red Robin Gourmet Burgers, Inc	20
1,923	*	Red Rock Resorts, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,367	*	Regis Corp	$17
5,811	*	Royal Caribbean Cruises Ltd	497
1,174	*	Ruth’s Hospitality Group Inc	29
1,968	*	Scientific Games Corp (Class A)	76
1,710	*	SeaWorld Entertainment, Inc	85
5,130		Service Corp International	262
1,083	*	Shake Shack, Inc	122
2,790	*	Six Flags Entertainment Corp	130
36,525		Starbucks Corp	3,991
598		Strategic Education, Inc	55
1,321	*	Stride, Inc	40
3,982	*	Terminix Global Holdings, Inc	190
2,226	*	Texas Roadhouse, Inc (Class A)	214
2,639		Travel & Leisure Co	161
1,294	*	Vail Resorts, Inc	377
2,233	*	Vivint Smart Home, Inc	32
6,150		Wendy’s	125
1,010		Wingstop, Inc	128
1,421	*	WW International Inc	44
3,184		Wyndham Hotels & Resorts, Inc	222
3,269	*	Wynn Resorts Ltd	410
12,355		Yum China Holdings, Inc	732
9,355		Yum! Brands, Inc	1,012

		TOTAL CONSUMER SERVICES	28,762

DIVERSIFIED FINANCIALS - 4.8%
1,359		Affiliated Managers Group, Inc	203
15,893		AGNC Investment Corp	266
315		Alerus Financial Corp	9
11,723		Ally Financial, Inc	530
20,528		American Express Co	2,903
3,563		Ameriprise Financial, Inc	828
41,656		Annaly Capital Management, Inc	358
4,140		Apollo Commercial Real Estate Finance, Inc	58
5,552		Apollo Global Management, Inc	261
3,143		Arbor Realty Trust, Inc	50
1,014		Ares Commercial Real Estate Corp	14
3,113		Ares Management Corp	174
727	*	Arlington Asset Investment Corp (Class A)	3
2,063		ARMOUR Residential REIT, Inc	25
1,731		Artisan Partners Asset Management, Inc	90
427	*	Assetmark Financial Holdings, Inc	10
269		Associated Capital Group, Inc	10
382		B. Riley Financial, Inc	22
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	19
25,228		Bank of New York Mellon Corp	1,193
58,701	*	Berkshire Hathaway, Inc (Class B)	14,996
8,951		BGC Partners, Inc (Class A)	43
4,601		BlackRock, Inc	3,469
4,265		Blackstone Mortgage Trust, Inc	132
1,604	*	Blucora, Inc	27
2,164		Brightsphere Investment Group, Inc	44
3,848		Broadmark Realty Capital, Inc	40
2,523	*	Cannae Holdings, Inc	100

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,305		Capital One Financial Corp	$1,820
3,681		Capstead Mortgage Corp	23
3,656		Carlyle Group, Inc	134
3,672		CBOE Global Markets, Inc	362
42,956		Charles Schwab Corp	2,800
420		Cherry Hill Mortgage Investment Corp	4
5,258		Chimera Investment Corp	67
11,006		CME Group, Inc	2,248
853		Cohen & Steers, Inc	56
3,033		Colony Credit Real Estate, Inc	26
1,050		Cowen Group, Inc	37
342	*,e	Credit Acceptance Corp	123
334		Curo Group Holdings Corp	5
118		Diamond Hill Investment Group, Inc	18
9,682		Discover Financial Services	920
1,075	*	Donnelley Financial Solutions, Inc	30
620		Dynex Capital, Inc	12
630		Ellington Financial Inc	10
978	*	Encore Capital Group, Inc	39
1,226	*	Enova International, Inc	43
12,437		Equitable Holdings, Inc	406
1,378		Evercore Inc	182
1,988	*	Ezcorp, Inc (Class A)	10
1,184		Factset Research Systems, Inc	365
3,321		Federated Investors, Inc (Class B)	104
1,501		FirstCash, Inc	99
972	*	Focus Financial Partners, Inc	40
7,500		Franklin Resources, Inc	222
181		GAMCO Investors, Inc (Class A)	3
10,325		Goldman Sachs Group, Inc	3,376
1,667		Granite Point Mortgage Trust, Inc	20
430		Great Ajax Corp	5
1,775	*	Green Dot Corp	81
1,124		Greenhill & Co, Inc	19
1,284	*,e	GWG Holdings Inc	9
904		Hamilton Lane, Inc	80
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	105
1,371		Houlihan Lokey, Inc	91
2,138		Interactive Brokers Group, Inc (Class A)	156
17,243		Intercontinental Exchange Group, Inc	1,926
11,642		Invesco Ltd	294
4,925	e	Invesco Mortgage Capital, Inc	20
7,698		Jefferies Financial Group, Inc	232
16,544		KKR & Co, Inc	808
419		KKR Real Estate Finance Trust, Inc	8
2,645		Ladder Capital Corp	31
3,489		Lazard Ltd (Class A)	152
2,490	*	LendingClub Corp	41
287	*,e	LendingTree, Inc	61
2,318		LPL Financial Holdings, Inc	330
1,157		MarketAxess Holdings, Inc	576
418		Marlin Business Services Corp	6
14,764		MFA Financial Inc	60
1,429		Moelis & Co	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,994		Moody’s Corp	$1,491
43,552		Morgan Stanley	3,382
671		Morningstar, Inc	151
2,508		MSCI, Inc (Class A)	1,052
3,513		Nasdaq Inc	518
5,701		Navient Corp	82
763		Nelnet, Inc (Class A)	55
12,681		New Residential Investment Corp	143
11,605		New York Mortgage Trust, Inc	52
959	*,†	NewStar Financial, Inc	0	^
6,037		Northern Trust Corp	635
2,054		OneMain Holdings, Inc	110
563	*	Oportun Financial Corp	12
448		Oppenheimer Holdings, Inc	18
1,276	e	Orchid Island Capital, Inc	8
2,603		PennyMac Mortgage Investment Trust	51
553		Piper Jaffray Cos	61
727		PJT Partners, Inc	49
1,801	*	PRA Group, Inc	67
2,124		PROG Holdings, Inc	92
527		Pzena Investment Management, Inc (Class A)	6
3,749		Raymond James Financial, Inc	459
1,249		Ready Capital Corp	17
3,329		Redwood Trust, Inc	35
383		Regional Management Corp	13
7,521		S&P Global, Inc	2,654
808	*	Safeguard Scientifics, Inc	6
1,337		Santander Consumer USA Holdings, Inc	36
551		Sculptor Capital Management, Inc	12
3,251		SEI Investments Co	198
298		Silvercrest Asset Management Group, Inc	4
11,587		SLM Corp	208
9,293		Starwood Property Trust, Inc	230
11,193		State Street Corp	940
511		StepStone Group, Inc	18
3,454		Stifel Financial Corp	221
601	*	StoneX Group, Inc	39
18,197		Synchrony Financial	740
7,036		T Rowe Price Group, Inc	1,207
1,884		TPG RE Finance Trust, Inc	21
2,647		Tradeweb Markets, Inc	196
8,413		Two Harbors Investment Corp	62
408	*,e	Upstart Holdings, Inc	53
2,010		Virtu Financial, Inc	62
255		Virtus Investment Partners, Inc	60
4,331		Voya Financial, Inc	276
1,732		Waddell & Reed Financial, Inc (Class A)	43
1,589	e	Western Asset Mortgage Capital Corp	5
322		Westwood Holdings Group, Inc	5
4,611		WisdomTree Investments, Inc	29
229	*	World Acceptance Corp	30

		TOTAL DIVERSIFIED FINANCIALS	60,564

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

ENERGY - 2.6%
7,981		Antero Midstream Corp	$72
7,333	*	Antero Resources Corp	75
12,865	*	APA Corp	230
550	*	Arch Resources, Inc	23
4,687		Archrock, Inc	44
985	*	Ardmore Shipping Corp	4
562	*	Aspen Aerogels, Inc	11
20,281		Baker Hughes Co	438
1,669		Berry Petroleum Co LLC	9
784	*	Bonanza Creek Energy, Inc	28
938		Brigham Minerals, Inc	14
297	*	Bristow Group, Inc	8
12,636		Cabot Oil & Gas Corp	237
1,403		Cactus, Inc	43
5,977	*	ChampionX Corp	130
7,197	*	Cheniere Energy, Inc	518
60,383		Chevron Corp	6,328
3,405		Cimarex Energy Co	202
2,189	*	Clean Energy Fuels Corp	30
6,042	*	CNX Resources Corp	89
42,671		ConocoPhillips	2,260
1,096	*	CONSOL Energy, Inc	11
3,409	*,e	Contango Oil & Gas Co	13
2,158	*	Continental Resources, Inc	56
612		CVR Energy, Inc	12
1,883		Delek US Holdings, Inc	41
18,488		Devon Energy Corp	404
2,870		DHT Holdings, Inc	17
640	*	Diamond S Shipping Inc	6
5,312		Diamondback Energy, Inc	390
535	*	DMC Global, Inc	29
1,083	*	Dorian LPG Ltd	14
1,470	*	Dril-Quip, Inc	49
384	*	Earthstone Energy, Inc	3
2,812	*,e	Energy Fuels, Inc	16
18,606		EOG Resources, Inc	1,349
8,585	*	EQT Corp	159
9,115		Equitrans Midstream Corp	74
668		Evolution Petroleum Corp	2
1,256	*	Exterran Corp	4
132,469		Exxon Mobil Corp	7,396
1,937	*	Frank’s International NV	7
3,756	e	Frontline Ltd	27
3,789	*	Golar LNG Ltd	39
1,490	*	Green Plains Inc	40
29,102		Halliburton Co	625
5,378	*	Helix Energy Solutions Group, Inc	27
3,077		Helmerich & Payne, Inc	83
8,649		Hess Corp	612
4,571		HollyFrontier Corp	164
1,110		International Seaways, Inc	22
60,118		Kinder Morgan, Inc	1,001
12,787	*	Kosmos Energy Ltd	39
394	*	Liberty Oilfield Services, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,546	*	Magnolia Oil & Gas Corp	$41
26,715		Marathon Oil Corp	285
20,288		Marathon Petroleum Corp	1,085
3,403		Matador Resources Co	80
4,346		Murphy Oil Corp	71
238	*	Nabors Industries Ltd	22
182		Nacco Industries, Inc (Class A)	5
3,366	*	Newpark Resources, Inc	11
4,056	*	NexTier Oilfield Solutions, Inc	15
3,925		Nordic American Tankers Ltd	13
12,994	*	NOV, Inc	178
26,926		Occidental Petroleum Corp	717
3,828	*	Oceaneering International, Inc	44
2,073	*	Oil States International, Inc	12
14,363		ONEOK, Inc	728
836	*	Overseas Shipholding Group, Inc	2
8,395		Ovintiv, Inc	200
1,291	*	Par Pacific Holdings, Inc	18
3,514		Patterson-UTI Energy, Inc	25
3,006	*	PBF Energy, Inc	43
2,621	*	PDC Energy, Inc	90
544	*	Penn Virginia Corp	7
13,720		Phillips 66	1,119
6,378		Pioneer Natural Resources Co	1,013
76	*	PrimeEnergy Corp	4
2,609	*	ProPetro Holding Corp	28
7,038	*	Range Resources Corp	73
1,199	*	Renewable Energy Group, Inc	79
234	*	Rex American Resources Corp	20
2,256	*	RPC, Inc	12
43,552		Schlumberger Ltd	1,184
1,622		Scorpio Tankers, Inc	30
351	*	Select Energy Services, Inc	2
2,365		SFL Corp Ltd	19
3,447		SM Energy Co	56
369		Solaris Oilfield Infrastructure, Inc	5
18,663	*	Southwestern Energy Co	87
749	*	Talos Energy, Inc	9
7,616		Targa Resources Investments, Inc	242
2,116	*,e	Tellurian, Inc	5
878	*	Tidewater, Inc	11
17,935	*,e	Transocean Ltd	64
5,127	*	Uranium Energy Corp	15
3,143	*	US Silica Holdings, Inc	39
12,799		Valero Energy Corp	916
3,587	*	W&T Offshore, Inc	13
37,990		Williams Cos, Inc	900
1,789		World Fuel Services Corp	63

		TOTAL ENERGY	33,228

FOOD & STAPLES RETAILING - 1.2%
4,646	e	Albertsons Cos, Inc	89
1,108		Andersons, Inc	30
4,447	*	BJ’s Wholesale Club Holdings, Inc	199

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,203		Casey’s General Stores, Inc	$260
776	*	Chefs’ Warehouse Holdings, Inc	24
13,749		Costco Wholesale Corp	4,846
2,230	*	Grocery Outlet Holding Corp	82
555		Ingles Markets, Inc (Class A)	34
23,715		Kroger Co	854
345		Natural Grocers by Vitamin C	6
4,210	*	Performance Food Group Co	243
820		Pricesmart, Inc	79
1,730	*	Rite Aid Corp	35
957		SpartanNash Co	19
3,683	*	Sprouts Farmers Market, Inc	98
15,228		SYSCO Corp	1,199
2,032	*	United Natural Foods, Inc	67
7,566	*	US Foods Holding Corp	288
292		Village Super Market (Class A)	7
22,705		Walgreens Boots Alliance, Inc	1,247
43,568		Walmart, Inc	5,918
313		Weis Markets, Inc	18

		TOTAL FOOD & STAPLES RETAILING	15,642

FOOD, BEVERAGE & TOBACCO - 2.9%
135		Alico, Inc	4
58,121		Altria Group, Inc	2,973
17,062		Archer-Daniels-Midland Co	973
2,508	e	B&G Foods, Inc (Class A)	78
1,699	*,e	Beyond Meat, Inc	221
285	*	Boston Beer Co, Inc (Class A)	344
347	*	Bridgford Foods Corp	5
1,291		Brown-Forman Corp (Class A)	82
5,268		Brown-Forman Corp (Class B)	363
4,179		Bunge Ltd	331
583		Calavo Growers, Inc	45
1,263	*	Cal-Maine Foods, Inc	49
5,433		Campbell Soup Co	273
1,121	*	Celsius Holdings, Inc	54
120,923		Coca-Cola Co	6,374
43		Coca-Cola Consolidated Inc	12
14,966		ConAgra Brands, Inc	563
4,970		Constellation Brands, Inc (Class A)	1,133
4,729	*	Darling International, Inc	348
288	*	Farmer Bros Co	3
5,653		Flowers Foods, Inc	135
1,315		Fresh Del Monte Produce, Inc	38
1,239	*	Freshpet, Inc	197
18,667		General Mills, Inc	1,145
2,641	*	Hain Celestial Group, Inc	115
4,497		Hershey Co	711
8,693		Hormel Foods Corp	415
3,112	*	Hostess Brands, Inc	45
2,304		Ingredion, Inc	207
585		J&J Snack Foods Corp	92
3,429		J.M. Smucker Co	434
368		John B. Sanfilippo & Son, Inc	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,478		Kellogg Co	$473
21,642		Keurig Dr Pepper, Inc	744
20,047		Kraft Heinz Co	802
4,854		Lamb Weston Holdings, Inc	376
621		Lancaster Colony Corp	109
1,056	*	Landec Corp	11
443		Limoneira Co	8
7,746		McCormick & Co, Inc	691
476		MGP Ingredients, Inc	28
5,596	*	Molson Coors Brewing Co (Class B)	286
43,694		Mondelez International, Inc	2,557
11,451	*	Monster Beverage Corp	1,043
914		National Beverage Corp	45
43,350		PepsiCo, Inc	6,132
48,674		Philip Morris International, Inc	4,319
1,486	*	Pilgrim’s Pride Corp	35
1,888	*	Post Holdings, Inc	200
4,873		Primo Water Corp	79
690		Sanderson Farms, Inc	107
10		Seaboard Corp	37
365	*	Seneca Foods Corp	17
2,221	*	Simply Good Foods Co	68
354	e	Tootsie Roll Industries, Inc	12
1,943	*	TreeHouse Foods, Inc	101
183		Turning Point Brands, Inc	10
8,944		Tyson Foods, Inc (Class A)	665
627		Universal Corp	37
3,396		Vector Group Ltd	47
689	*	Vital Farms, Inc	15

		TOTAL FOOD, BEVERAGE & TOBACCO	36,849

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
2,499	*	1Life Healthcare, Inc	98
54,029		Abbott Laboratories	6,475
1,449	*	Abiomed, Inc	462
3,023	*	Acadia Healthcare Co, Inc	173
987	*	Accelerate Diagnostics, Inc	8
323	*	Accolade, Inc	15
3,073	*	Accuray, Inc	15
2,296	*	AdaptHealth Corp	84
409	*	Addus HomeCare Corp	43
2,453	*	Align Technology, Inc	1,328
5,659	*	Allscripts Healthcare Solutions, Inc	85
2,458	*	Alphatec Holdings Inc	39
956	*	Amedisys, Inc	253
1,281	*	American Well Corp	22
4,561		AmerisourceBergen Corp	539
1,491	*	AMN Healthcare Services, Inc	110
1,310	*	Angiodynamics, Inc	31
5,621	*	Antares Pharma, Inc	23
7,800		Anthem, Inc	2,800
912	*	Apollo Medical Holdings, Inc	25
1,701	*	Apyx Medical Corp	16
4,339	*,e	Aspira Women’s Health, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,229	*	AtriCure, Inc	$81
40		Atrion Corp	26
1,812	*	Avanos Medical, Inc	79
1,009	*	AxoGen, Inc	20
978	*	Axonics Modulation Technologies, Inc	59
16,149		Baxter International, Inc	1,362
8,959		Becton Dickinson & Co	2,178
395	*	BioLife Solutions Inc	14
1,145	*	BioSig Technologies Inc	5
44,539	*	Boston Scientific Corp	1,721
7,134	*	Brookdale Senior Living, Inc	43
920	*	Cantel Medical Corp	73
8,662		Cardinal Health, Inc	526
1,207	*	Cardiovascular Systems, Inc	46
325	*	Castle Biosciences, Inc	22
18,130	*	Centene Corp	1,159
9,211		Cerner Corp	662
902	*	Certara, Inc	25
4,212	*	Cerus Corp	25
7,587	*	Change Healthcare, Inc	168
436		Chemed Corp	200
10,765		Cigna Corp	2,602
834	*	Co-Diagnostics, Inc	8
2,637	*	Community Health Systems, Inc	36
481		Computer Programs & Systems, Inc	15
930		Conmed Corp	121
1,517		Cooper Cos, Inc	583
368	*	Corvel Corp	38
3,149	*	Covetrus, Inc	94
1,273	*	Cross Country Healthcare, Inc	16
1,250	*	CryoLife, Inc	28
917	*,e	CryoPort, Inc	48
593	*	Cutera, Inc	18
41,199		CVS Health Corp	3,099
1,039	*	CytoSorbents Corp	9
19,632		Danaher Corp	4,419
2,389	*	DaVita, Inc	257
7,288		Dentsply Sirona, Inc	465
2,875	*	DexCom, Inc	1,033
223	*	Eargo, Inc	11
19,209	*	Edwards Lifesciences Corp	1,607
3,069		Encompass Health Corp	251
1,885		Ensign Group, Inc	177
4,763	*	Envista Holdings Corp	194
1,556	*	Enzo Biochem, Inc	5
2,484	*	Evolent Health, Inc	50
404	*,e	Fulgent Genetics, Inc	39
1,865	*	GenMark Diagnostics, Inc	45
1,112	*	Glaukos Corp	93
2,512	*	Globus Medical, Inc	155
2,433	*	Guardant Health, Inc	371
1,656	*	Haemonetics Corp	184
1,155	*	Hanger Inc	26
8,380		HCA Healthcare, Inc	1,578

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,019	*	Health Catalyst, Inc	$48
2,242	*	HealthEquity, Inc	152
1,071	*	HealthStream, Inc	24
4,798	*	Henry Schein, Inc	332
236	*	Heska Corp	40
1,862		Hill-Rom Holdings, Inc	206
2,138	*	HMS Holdings Corp	79
8,045	*	Hologic, Inc	598
3,984		Humana, Inc	1,670
551	*	iCAD, Inc	12
588	*	ICU Medical, Inc	121
2,635	*	IDEXX Laboratories, Inc	1,289
498	*	Inari Medical, Inc	53
672	*	Inogen, Inc	35
2,425	*	Inovalon Holdings, Inc	70
841	*	Inspire Medical Systems, Inc	174
2,057	*	Insulet Corp	537
935	*	Integer Holding Corp	86
2,413	*	Integra LifeSciences Holdings Corp	167
1,040	*	Intersect ENT, Inc	22
222	*	IntriCon Corp	6
3,614	*	Intuitive Surgical, Inc	2,671
1,260		Invacare Corp	10
878	*	iRhythm Technologies, Inc	122
574	*	Joint Corp	28
3,033	*	Laboratory Corp of America Holdings	774
1,734	*	Lantheus Holdings, Inc	37
562		LeMaitre Vascular, Inc	27
131	*	LENSAR, Inc	1
1,045	*	LHC Group, Inc	200
1,646	*	LivaNova plc	121
735	*	Magellan Health Services, Inc	69
1,557	*	Masimo Corp	358
4,945		McKesson Corp	964
2,494	*	MEDNAX, Inc	64
42,104		Medtronic plc	4,974
1,637	*	Meridian Bioscience, Inc	43
1,836	*	Merit Medical Systems, Inc	110
126		Mesa Laboratories, Inc	31
402	*	Misonix Inc	8
495	*	ModivCare, Inc	73
1,840	*	Molina Healthcare, Inc	430
212		National Healthcare Corp	17
357	*	National Research Corp	17
1,257	*	Natus Medical, Inc	32
1,786	*	Neogen Corp	159
1,074	*	Nevro Corp	150
1,960	*	NextGen Healthcare, Inc	35
3,238	*	Novocure Ltd	428
1,734	*	NuVasive, Inc	114
2,781	*	Oak Street Health, Inc	151
1,384	*	Omnicell, Inc	180
75	*,e	Ontrak, Inc	2
681	*	OptimizeRx Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,132	*	Option Care Health, Inc	$20
2,181	*	OraSure Technologies, Inc	25
2,612	*	Ortho Clinical Diagnostics Holdings plc	50
679	*	Orthofix Medical Inc	29
225	*	OrthoPediatrics Corp	11
258	*	Outset Medical, Inc	14
2,343		Owens & Minor, Inc	88
3,229		Patterson Cos, Inc	103
942	*	Pennant Group, Inc	43
1,075	*	Penumbra, Inc	291
619	*	PetIQ, Inc	22
775	*	Phreesia, Inc	40
3,726		Premier, Inc	126
799	*	Progyny, Inc	36
308	*	Pulmonx Corp	14
438	*	Pulse Biosciences, Inc	10
4,160		Quest Diagnostics, Inc	534
1,224	*	Quidel Corp	157
1,933	*	Quotient Ltd	7
3,887	*	R1 RCM, Inc	96
1,510	*	RadNet, Inc	33
4,473		Resmed, Inc	868
1,891	*,e	Rockwell Medical, Inc	2
924	*	Schrodinger, Inc	70
640	*	SeaSpine Holdings Corp	11
4,065	*	Select Medical Holdings Corp	139
839	*	Shockwave Medical Inc	109
278	*	SI-BONE, Inc	9
549	*	Sientra, Inc	4
607	*	Signify Health, Inc	18
987	*	Silk Road Medical Inc	50
414		Simulations Plus, Inc	26
1,514	*	Staar Surgical Co	160
2,595		STERIS plc	494
10,805		Stryker Corp	2,632
2,673	*	Surgalign Holdings, Inc	6
643	*	Surgery Partners, Inc	28
516	*	SurModics, Inc	29
641	*,e	Tabula Rasa HealthCare, Inc	30
357	*	Tactile Systems Technology, Inc	19
1,948	*	Tandem Diabetes Care, Inc	172
3,257	*	Teladoc, Inc	592
1,398		Teleflex, Inc	581
3,172	*	Tenet Healthcare Corp	165
1,669	*	Tivity Health, Inc	37
604	*	Transmedics Group, Inc	25
996	*	Triple-S Management Corp (Class B)	26
29,506		UnitedHealth Group, Inc	10,978
2,170		Universal Health Services, Inc (Class B)	289
468		US Physical Therapy, Inc	49
149		Utah Medical Products, Inc	13
627	*,e	Vapotherm, Inc	15
1,492	*	Varex Imaging Corp	31
2,768	*	Varian Medical Systems, Inc	489

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,322	*	Veeva Systems, Inc	$1,129
1,066	*	Viemed Healthcare, Inc	11
2,437	*	ViewRay, Inc	11
1,082	*	Vocera Communications, Inc	42
2,301		West Pharmaceutical Services, Inc	648
6,501		Zimmer Biomet Holdings, Inc	1,041
953	*,e	Zynex Inc	15

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	79,808

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
1,245	*	BellRing Brands, Inc	29
400	*	Central Garden & Pet Co	23
1,366	*	Central Garden and Pet Co (Class A)	71
7,382		Church & Dwight Co, Inc	645
3,919		Clorox Co	756
26,182		Colgate-Palmolive Co	2,064
10,208	*	Coty, Inc	92
1,561		Edgewell Personal Care Co	62
812	*	elf Beauty, Inc	22
2,086		Energizer Holdings, Inc	99
7,053		Estee Lauder Cos (Class A)	2,051
2,976	*	Herbalife Nutrition Ltd	132
735		Inter Parfums, Inc	52
10,476		Kimberly-Clark Corp	1,457
385		Medifast, Inc	81
537		Nature’s Sunshine Products, Inc	11
1,771		Nu Skin Enterprises, Inc (Class A)	94
255		Oil-Dri Corp of America	9
76,100		Procter & Gamble Co	10,306
480	*	Revlon, Inc (Class A)	6
1,260		Reynolds Consumer Products, Inc	37
1,309		Spectrum Brands Holdings, Inc	111
426	*	USANA Health Sciences, Inc	42
1,597	*	Veru, Inc	17
463		WD-40 Co	142

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	18,411

INSURANCE - 2.1%
22,063		Aflac, Inc	1,129
479	*	Alleghany Corp	300
9,244		Allstate Corp	1,062
1,747	*	AMBAC Financial Group, Inc	29
2,546		American Equity Investment Life Holding Co	80
2,360		American Financial Group, Inc	269
27,455		American International Group, Inc	1,269
41		American National Group, Inc	5
751		Amerisafe, Inc	48
7,024		Aon plc	1,616
12,545	*	Arch Capital Group Ltd	481
1,294	*	Argo Group International Holdings Ltd	65
5,903		Arthur J. Gallagher & Co	737
2,021		Assurant, Inc	287
2,339		Assured Guaranty Ltd	99
3,443	*	Athene Holding Ltd	174

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,014		Axis Capital Holdings Ltd	$100
2,527	*	Brighthouse Financial, Inc	112
7,135		Brown & Brown, Inc	326
1,025	*	BRP Group, Inc	28
14,096		Chubb Ltd	2,227
4,980		Cincinnati Financial Corp	513
2,162	*,e	Citizens, Inc (Class A)	13
758		CNA Financial Corp	34
4,045		Conseco, Inc	98
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	54
1,239		Employers Holdings, Inc	53
294	*	Enstar Group Ltd	73
689		Erie Indemnity Co (Class A)	152
1,169		Everest Re Group Ltd	290
371		FBL Financial Group, Inc (Class A)	21
485		FedNat Holding Co	2
8,198		Fidelity National Financial Inc	333
2,961		First American Financial Corp	168
13,000	*	Genworth Financial, Inc (Class A)	43
3,161		Globe Life, Inc	306
1,121	*	GoHealth, Inc	13
345		Goosehead Insurance, Inc	37
621	*	Greenlight Capital Re Ltd (Class A)	5
1,148		Hanover Insurance Group, Inc	149
11,226		Hartford Financial Services Group, Inc	750
290		HCI Group, Inc	22
1,074		Heritage Insurance Holdings, Inc	12
1,591		Horace Mann Educators Corp	69
345		Independence Holding Co	14
62		Investors Title Co	10
646		James River Group Holdings Ltd	30
1,556		Kemper Corp	124
651		Kinsale Capital Group, Inc	107
1,031	*,e	Lemonade, Inc	96
5,511		Lincoln National Corp	343
7,270		Loews Corp	373
422	*	Markel Corp	481
15,668		Marsh & McLennan Cos, Inc	1,908
2,696	*	MBIA, Inc	26
754		Mercury General Corp	46
23,747		Metlife, Inc	1,444
92		National Western Life Group, Inc	23
394	*	NI Holdings, Inc	7
9,089		Old Republic International Corp	199
613	*	Palomar Holdings, Inc	41
1,239		Primerica, Inc	183
8,609		Principal Financial Group	516
1,956		ProAssurance Corp	52
18,382		Progressive Corp	1,758
422		Protective Insurance Corp	10
12,808		Prudential Financial, Inc	1,167
2,140		Reinsurance Group of America, Inc (Class A)	270
1,651		RenaissanceRe Holdings Ltd	265

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,226		RLI Corp	$137
192		Safety Insurance Group, Inc	16
2,223		Selective Insurance Group, Inc	161
4,001	*	Selectquote, Inc	118
2,745	*	SiriusPoint Ltd	28
630		State Auto Financial Corp	12
815		Stewart Information Services Corp	42
1,255		Tiptree Inc	11
7,894		Travelers Cos, Inc	1,187
855	*	Trupanion, Inc	65
844		United Fire Group Inc	29
739		United Insurance Holdings Corp	5
1,340		Universal Insurance Holdings, Inc	19
4,932		Unum Group	137
4,811		W.R. Berkley Corp	363
615	*	Watford Holdings Ltd	21
105		White Mountains Insurance Group Ltd	117
3,963		Willis Towers Watson plc	907

		TOTAL INSURANCE	26,527

MATERIALS - 2.9%
788	*	Advanced Emissions Solutions, Inc	4
1,237	*	AdvanSix, Inc	33
6,902		Air Products & Chemicals, Inc	1,942
3,587		Albemarle Corp	524
6,581	*	Alcoa Corp	214
4,202	*	Allegheny Technologies, Inc	89
49,434		Amcor plc	577
1,143		American Vanguard Corp	23
3,234	*,e	Amyris, Inc	62
1,996		Aptargroup, Inc	283
3,221	*	Arconic Corp	82
716		Ardagh Group S.A.	18
1,879		Ashland Global Holdings, Inc	167
2,687		Avery Dennison Corp	493
3,172		Avient Corp	150
5,815	*	Axalta Coating Systems Ltd	172
1,092		Balchem Corp	137
9,804		Ball Corp	831
3,811	*	Berry Global Group, Inc	234
1,693		Cabot Corp	89
1,812		Carpenter Technology Corp	75
3,641		Celanese Corp (Series A)	545
1,952	*	Century Aluminum Co	35
7,099		CF Industries Holdings, Inc	322
284		Chase Corp	33
5,165		Chemours Co	144
623	*	Clearwater Paper Corp	23
12,268	*,e	Cleveland-Cliffs, Inc	247
6,825	*	Coeur Mining, Inc	62
2,958		Commercial Metals Co	91
1,021		Compass Minerals International, Inc	64
22,768		Corteva, Inc	1,061
3,733		Crown Holdings, Inc	362

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,526		Domtar Corp	$56
23,236		Dow, Inc	1,486
16,961		DuPont de Nemours, Inc	1,311
1,248	*	Eagle Materials, Inc	168
4,180		Eastman Chemical Co	460
7,693		Ecolab, Inc	1,647
7,504		Element Solutions, Inc	137
2,253	*	Ferro Corp	38
2,943	*,†	Ferroglobe plc	0
3,799		FMC Corp	420
657	*	Forterra, Inc	15
44,855	*	Freeport-McMoRan, Inc (Class B)	1,477
954		FutureFuel Corp	14
1,276	*	GCP Applied Technologies, Inc	31
1,827		Glatfelter Corp	31
2,189		Gold Resource Corp	6
7,879		Graphic Packaging Holding Co	143
985		Greif, Inc (Class A)	56
203		Greif, Inc (Class B)	12
1,961		H.B. Fuller Co	123
754		Hawkins, Inc	25
501		Haynes International, Inc	15
17,634		Hecla Mining Co	100
6,401		Huntsman Corp	185
1,405	*	Ingevity Corp	106
974		Innospec, Inc	100
7,854		International Flavors & Fragrances, Inc	1,097
12,526		International Paper Co	677
362	*	Intrepid Potash, Inc	12
443		Kaiser Aluminum Corp	49
850	*	Koppers Holdings, Inc	30
929	*	Kraton Corp	34
893		Kronos Worldwide, Inc	14
16,349		Linde plc	4,580
3,233	*	Livent Corp	56
2,946		Louisiana-Pacific Corp	163
8,089		LyondellBasell Industries NV	842
2,058		Martin Marietta Materials, Inc	691
774		Materion Corp	51
838		Minerals Technologies, Inc	63
11,527		Mosaic Co	364
871		Myers Industries, Inc	17
642		Neenah Inc	33
209		NewMarket Corp	79
25,008		Newmont Goldcorp Corp	1,507
8,146	*	Novagold Resources Inc	71
9,460		Nucor Corp	759
5,702	*	O-I Glass, Inc	84
4,718		Olin Corp	179
395		Olympic Steel, Inc	12
2,087	*	Orion Engineered Carbons SA	41
3,168		Packaging Corp of America	426
728		Pactiv Evergreen, Inc	10
7,243		PPG Industries, Inc	1,088

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

890		PQ Group Holdings, Inc	$15
452		Quaker Chemical Corp	110
821	*	Ranpak Holdings Corp	16
1,744	*	Rayonier Advanced Materials, Inc	16
1,900		Reliance Steel & Aluminum Co	289
2,154		Royal Gold, Inc	232
3,925		RPM International, Inc	361
592	*	Ryerson Holding Corp	10
1,051		Schnitzer Steel Industries, Inc (Class A)	44
766		Schweitzer-Mauduit International, Inc	38
1,290		Scotts Miracle-Gro Co (Class A)	316
5,274		Sealed Air Corp	242
1,015		Sensient Technologies Corp	79
2,555		Sherwin-Williams Co	1,886
2,434		Silgan Holdings, Inc	102
3,066		Sonoco Products Co	194
2,484		Southern Copper Corp	169
6,873		Steel Dynamics, Inc	349
479		Stepan Co	61
3,397	*	Summit Materials, Inc	95
2,524		SunCoke Energy, Inc	18
1,535	*	TimkenSteel Corp	18
970	*	Trecora Resources	8
1,164		Tredegar Corp	17
1,292		Trinseo S.A.	82
2,505		Tronox Holdings plc	46
226	*	UFP Technologies, Inc	11
66		United States Lime & Minerals, Inc	9
6,912		United States Steel Corp	181
577	*	US Concrete, Inc	42
5,735		Valvoline, Inc	150
1,233		Verso Corp	18
4,150		Vulcan Materials Co	700
2,080		W R Grace & Co	125
1,812		Warrior Met Coal, Inc	31
1,167		Westlake Chemical Corp	104
8,064		WestRock Co	420
858		Worthington Industries, Inc	58

		TOTAL MATERIALS	37,041

MEDIA & ENTERTAINMENT - 8.5%
23,680		Activision Blizzard, Inc	2,202
9,383	*	Alphabet, Inc (Class A)	19,353
9,088	*	Alphabet, Inc (Class C)	18,800
7,117	*	Altice USA, Inc	232
11,742	*,e	AMC Entertainment Holdings, Inc	120
1,137	*	AMC Networks, Inc	60
353	*	Boston Omaha Corp	10
163		Cable One, Inc	298
839	*	Cardlytics, Inc	92
2,709	*	Cargurus, Inc	65
2,801	*	Cars.com, Inc	36
4,399	*	Charter Communications, Inc	2,714
4,142	*	Cinemark Holdings, Inc	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

141,439		Comcast Corp (Class A)	$7,653
46	*	Daily Journal Corp	15
4,788	*	Discovery, Inc (Class A)	208
9,197	*	Discovery, Inc (Class C)	339
7,763	*	DISH Network Corp (Class A)	281
8,960		Electronic Arts, Inc	1,213
568	*	Emerald Holding, Inc	3
4,712	*	Entercom Communications Corp (Class A)	25
2,637		Entravision Communications Corp (Class A)	11
798	*	Eros STX Global Corp	1
1,282	*	Eventbrite Inc	28
452	*	EverQuote Inc	16
2,274		EW Scripps Co (Class A)	44
75,102	*	Facebook, Inc	22,120
2,575	*	Fluent, Inc	11
10,513		Fox Corp (Class A)	380
4,988		Fox Corp (Class B)	174
322	*	Gaia, Inc	4
4,050	*	Gannett Co, Inc	22
4,064	*	Glu Mobile, Inc	51
2,680		Gray Television, Inc	49
408	*	Hemisphere Media Group, Inc	5
2,290	*	IAC/InterActive Corp	495
1,851	*	iHeartMedia, Inc	34
2,264	*	Imax Corp	45
12,163		Interpublic Group of Cos, Inc	355
1,634		John Wiley & Sons, Inc (Class A)	89
428	*	Liberty Braves Group (Class A)	12
1,434	*	Liberty Braves Group (Class C)	40
661	*	Liberty Broadband Corp (Class A)	96
4,872	*	Liberty Broadband Corp (Class C)	732
998	*	Liberty Media Group (Class A)	38
6,669	*	Liberty Media Group (Class C)	289
2,847	*	Liberty SiriusXM Group (Class A)	125
4,971	*	Liberty SiriusXM Group (Class C)	219
3,006	*	Liberty TripAdvisor Holdings, Inc	19
2,000	*	Lions Gate Entertainment Corp (Class A)	30
3,835	*	Lions Gate Entertainment Corp (Class B)	49
4,619	*	Live Nation, Inc	391
1,013	*	LiveXLive Media, Inc	4
190		Loral Space & Communications, Inc	7
627	*	Madison Square Garden Co	113
627	*	Madison Square Garden Entertainment Corp	51
736	*,e	Marcus Corp	15
6,899	*	Match Group, Inc	948
276	*	MediaAlpha, Inc	10
1,180	*	Meredith Corp	35
2,361	*	MSG Networks, Inc	35
2,714		National CineMedia, Inc	13
13,345	*	Netflix, Inc	6,962
5,263		New York Times Co (Class A)	266
11,739		News Corp (Class A)	299
3,112		News Corp (Class B)	73
1,183		Nexstar Media Group Inc	166

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,684		Omnicom Group, Inc	$496
12,415	*	Pinterest, Inc	919
2,217	*	Playtika Holding Corp	60
1,192	*	QuinStreet, Inc	24
3,446	*	Roku, Inc	1,123
175	*	Saga Communications, Inc	4
1,096		Scholastic Corp	33
2,122		Sinclair Broadcast Group, Inc (Class A)	62
34,267	e	Sirius XM Holdings, Inc	209
4,174	*	Spotify Technology S.A.	1,118
3,488	*	Take-Two Interactive Software, Inc	616
708	*	TechTarget, Inc	49
7,426		TEGNA, Inc	140
780	*	Tribune Publishing Co	14
3,654	*	TripAdvisor, Inc	197
2,406	*	TrueCar, Inc	11
24,624	*	Twitter, Inc	1,567
244		ViacomCBS, Inc (Class A)	11
16,672		ViacomCBS, Inc (Class B)	752
56,596	*	Walt Disney Co	10,443
806	*	WideOpenWest, Inc	11
1,509		World Wrestling Entertainment, Inc (Class A)	82
2,109	*	Yelp, Inc	82
1,844	*	Zillow Group, Inc (Class A)	242
4,455	*	Zillow Group, Inc (Class C)	578
30,167	*	Zynga, Inc	308

		TOTAL MEDIA & ENTERTAINMENT	107,926

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
1,777	*	10X Genomics, Inc	322
55,303		AbbVie, Inc	5,985
3,171	*	Abeona Therapeutics, Inc	6
3,739	*	Acadia Pharmaceuticals, Inc	96
1,640	*	Acceleron Pharma, Inc	222
4,567	*	AcelRx Pharmaceuticals, Inc	8
2,253	*	Adaptive Biotechnologies Corp	91
2,755	*,e	ADMA Biologics, Inc	5
2,388	*	Adverum Biotechnologies, Inc	24
1,277	*	Aeglea BioTherapeutics, Inc	10
1,175	*	Aerie Pharmaceuticals, Inc	21
2,431	*	Affimed NV	19
2,830	*	Agenus, Inc	8
9,643		Agilent Technologies, Inc	1,226
1,876	*	Agios Pharmaceuticals, Inc	97
3,952	*	Akebia Therapeutics, Inc	13
420	*	Akero Therapeutics, Inc	12
708	*	Akouos, Inc	10
332	*	Albireo Pharma, Inc	12
2,198	*,†	Alder Biopharmaceuticals Inc	2
1,504	*	Alector, Inc	30
6,743	*	Alexion Pharmaceuticals, Inc	1,031
5,367	*	Alkermes plc	100
790	*	Allakos, Inc	91
1,361	*	Allogene Therapeutics, Inc	48

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

530	*	Allovir, Inc	$12
3,747	*	Alnylam Pharmaceuticals, Inc	529
280	*	ALX Oncology Holdings, Inc	21
18,321		Amgen, Inc	4,558
8,241	*	Amicus Therapeutics, Inc	81
2,888	*	Amneal Pharmaceuticals, Inc	19
1,331	*	Amphastar Pharmaceuticals, Inc	24
679	*	AnaptysBio, Inc	15
1,121	*	Anavex Life Sciences Corp	17
292	*	ANI Pharmaceuticals, Inc	11
566	*	Anika Therapeutics, Inc	23
443	*	Annexon, Inc	12
1,954	*	Apellis Pharmaceuticals, Inc	84
370	*	Applied Molecular Transport, Inc	16
433	*	Applied Therapeutics, Inc	8
4,867	*,e	Aptinyx, Inc	15
1,397	*,e	Aravive Inc	9
434	*	Arcturus Therapeutics Holdings, Inc	18
1,066	*	Arcus Biosciences, Inc	30
563	*	Arcutis Biotherapeutics, Inc	16
2,302	*	Ardelyx, Inc	15
1,827	*	Arena Pharmaceuticals, Inc	127
3,193	*	Arrowhead Pharmaceuticals Inc	212
937	*	Arvinas, Inc	62
978	*	Assembly Biosciences, Inc	5
1,497	*	Atara Biotherapeutics, Inc	22
374	*	Atea Pharmaceuticals, Inc	23
2,321	*	Athenex, Inc	10
11,419	*	Athersys, Inc	21
342	*	Athira Pharma, Inc	6
684	*	Atreca, Inc	11
14,358	*	Avantor, Inc	415
340	*,e	Avenue Therapeutics, Inc	2
1,798	*	Avid Bioservices, Inc	33
504	*	Avidity Biosciences, Inc	11
645	*	Avrobio, Inc	8
854	*	Axsome Therapeutics, Inc	48
1,115	*,e	Beam Therapeutics, Inc	89
270	*	Berkeley Lights, Inc	14
340	*	BioAtla, Inc	17
5,428	*	BioCryst Pharmaceuticals, Inc	55
2,860	*	BioDelivery Sciences International, Inc	11
4,757	*	Biogen, Inc	1,331
1,538	*	Biohaven Pharmaceutical Holding Co Ltd	105
5,774	*	BioMarin Pharmaceutical, Inc	436
714	*	Bio-Rad Laboratories, Inc (Class A)	408
1,274		Bio-Techne Corp	487
343	*	Bioxcel Therapeutics Inc	15
377	*	Black Diamond Therapeutics, Inc	9
2,108	*	Bluebird Bio, Inc	64
1,758	*	Blueprint Medicines Corp	171
362	*	Bolt Biotherapeutics, Inc	12
2,005	*	BrainStorm Cell Therapeutics, Inc	8
3,248	*	Bridgebio Pharma, Inc	200

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

71,076		Bristol-Myers Squibb Co	$4,487
3,378		Bruker BioSciences Corp	217
297	*	C4 Therapeutics, Inc	11
1,175	*	Calithera Biosciences, Inc	3
311	*,e	Calyxt, Inc	2
1,052	*	Cara Therapeutics, Inc	23
1,462	*	CareDx, Inc	100
1,814	*	CASI Pharmaceuticals, Inc	4
1,006	*	Cassava Sciences, Inc	45
4,893	*	Catalent, Inc	515
5,490	*	Catalyst Pharmaceuticals, Inc	25
1,391	*,e	CEL-SCI Corp	21
2,050	*	Cerecor Inc	6
1,604	*	Charles River Laboratories International, Inc	465
2,817	*,e	Checkpoint Therapeutics Inc	9
1,390	*	ChemoCentryx, Inc	71
1,315	*	Chiasma, Inc	4
1,747	*	Chimerix, Inc	17
478	*	Chinook Therapeutics, Inc	7
1,198	*,e	ChromaDex Corp	11
1,527	*,e	Clovis Oncology, Inc	11
1,314	*	Codexis, Inc	30
8,404	*	Cohbar, Inc	11
2,173	*	Coherus Biosciences, Inc	32
877	*	Collegium Pharmaceutical, Inc	21
642	*	Concert Pharmaceuticals, Inc	3
879	*	Constellation Pharmaceuticals, Inc	21
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	3
3,522	*	Corcept Therapeutics, Inc	84
1,298	*	CorMedix Inc	13
371	*,e	Cortexyme Inc	13
406	*	Crinetics Pharmaceuticals, Inc	6
669	*	Cue Biopharma, Inc	8
377	*	Cullinan Oncology, Inc	16
2,162	*	Cymabay Therapeutics, Inc	10
1,934	*	Cytokinetics, Inc	45
1,148	*	CytomX Therapeutics, Inc	9
1,209	*	Deciphera Pharmaceuticals, Inc	54
2,175	*	Denali Therapeutics, Inc	124
308	*	DermTech, Inc	16
2,079	*	Dicerna Pharmaceuticals, Inc	53
6,351	*	Durect Corp	13
4,313	*,e	Dynavax Technologies Corp	42
323	*	Eagle Pharmaceuticals, Inc	13
1,766	*	Editas Medicine, Inc	74
933	*	Eiger BioPharmaceuticals, Inc	8
13,180	*	Elanco Animal Health, Inc	388
26,356		Eli Lilly & Co	4,924
792	*,e	Eloxx Pharmaceuticals, Inc	3
1,340	*	Emergent Biosolutions, Inc	125
648	*	Enanta Pharmaceuticals, Inc	32
4,713	*	Endo International plc	35
2,041	*	Enochian Biosciences Inc	7
2,725	*	Epizyme, Inc	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

876	*,e	Esperion Thereapeutics, Inc	$25
503	*	Evelo Biosciences, Inc	5
1,862	*,e	Evofem Biosciences Inc	3
702	*	Evolus, Inc	9
4,586	*	Exact Sciences Corp	604
9,779	*	Exelixis, Inc	221
2,054	*	Fate Therapeutics, Inc	169
2,752	*	FibroGen, Inc	96
979	*	Five Prime Therapeutics, Inc	37
1,094	*	Flexion Therapeutics, Inc	10
2,426	*,e	Fluidigm Corp	11
491	*	Forma Therapeutics Holdings, Inc	14
893	*,e	Frequency Therapeutics, Inc	8
1,187	*	G1 Therapeutics, Inc	29
1,233	*	Generation Bio Co	35
6,445	*	Geron Corp	10
39,497		Gilead Sciences, Inc	2,553
1,912	*	Global Blood Therapeutics, Inc	78
1,226	*	GlycoMimetics, Inc	4
1,575	*	Gossamer Bio, Inc	15
1,019	*	Gritstone Oncology, Inc	10
4,274	*	Halozyme Therapeutics, Inc	178
2,785	*	Heron Therapeutics, Inc	45
542	*	Homology Medicines, Inc	5
6,138	*	Horizon Therapeutics Plc	565
1,570	*,e	iBio, Inc	2
1,406	*	Ideaya Biosciences, Inc	33
229	*	IGM Biosciences, Inc	18
4,581	*	Illumina, Inc	1,759
921	*,e	ImmunityBio, Inc	22
5,543	*	Immunogen, Inc	45
1,107	*	Immunovant, Inc	18
6,016	*	Incyte Corp	489
227	*	Inhibrx, Inc	5
2,960	*	Innoviva, Inc	35
4,718	*,e	Inovio Pharmaceuticals, Inc	44
3,278	*	Insmed, Inc	112
1,277	*	Intellia Therapeutics, Inc	102
836	*	Intercept Pharmaceuticals, Inc	19
1,415	*	Intra-Cellular Therapies, Inc	48
3,755	*,e	Invitae Corp	143
4,403	*	Ionis Pharmaceuticals, Inc	198
4,447	*	Iovance Biotherapeutics, Inc	141
5,969	*	IQVIA Holdings, Inc	1,153
5,284	*	Ironwood Pharmaceuticals, Inc	59
309	*	iTeos Therapeutics, Inc	11
2,477	*	IVERIC bio, Inc	15
1,608	*	Jazz Pharmaceuticals plc	264
82,425		Johnson & Johnson	13,547
724	*	Jounce Therapeutics, Inc	7
5,123	*	Kadmon Holdings, Inc	20
108	*,e	Kala Pharmaceuticals, Inc	1
487	*	KalVista Pharmaceuticals Inc	13
502	*	Karuna Therapeutics, Inc	60

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,001	*	Karyopharm Therapeutics, Inc	$21
400	*	Keros Therapeutics, Inc	25
1,311	*	Kezar Life Sciences, Inc	8
1,615	*	Kindred Biosciences, Inc	8
706	*	Kiniksa Pharmaceuticals Ltd	13
383	*	Kinnate Biopharma, Inc	12
878	*	Kodiak Sciences, Inc	100
406	*	Kronos Bio, Inc	12
308	*	Krystal Biotech Inc	24
1,654	*	Kura Oncology, Inc	47
293	*	Kymera Therapeutics, Inc	11
669	*,e	La Jolla Pharmaceutical Co	3
1,137	*	Lannett Co, Inc	6
1,763	*	Lexicon Pharmaceuticals, Inc	10
484	*	Ligand Pharmaceuticals, Inc (Class B)	74
1,194	*,e	Liquidia Corp	3
842	*	LogicBio Therapeutics, Inc	6
1,582		Luminex Corp	50
1,309	*	MacroGenics, Inc	42
275	*	Madrigal Pharmaceuticals, Inc	32
683	*	Magenta Therapeutics, Inc	8
7,710	*,e	MannKind Corp	30
2,055	*	Maravai LifeSciences Holdings, Inc	73
1,010	*,e	Marinus Pharmaceuticals, Inc	16
1,309	*,e	Marker Therapeutics Inc	3
1,230	*,e	MediciNova, Inc	6
971	*	Medpace Holdings, Inc	159
3,862	*	MEI Pharma, Inc	13
548	*	MeiraGTx Holdings plc	8
79,210		Merck & Co, Inc	6,106
1,195	*	Mersana Therapeutics, Inc	19
750	*	Mettler-Toledo International, Inc	867
1,336	*	Minerva Neurosciences, Inc	4
1,197	*	Mirati Therapeutics, Inc	205
8,941	*	Moderna, Inc	1,171
1,274	*	Molecular Templates, Inc	16
437	*	Morphic Holding, Inc	28
2,916	*	Mustang Bio, Inc	10
2,502	*	Myriad Genetics, Inc	76
1,160	*	NanoString Technologies, Inc	76
2,268	*	Natera, Inc	230
5,467	*	Nektar Therapeutics	109
3,073	*	NeoGenomics, Inc	148
2,147	*	Neoleukin Therapeutics, Inc	26
2,043	*	Neubase Therapeutics, Inc	15
3,097	*	Neurocrine Biosciences, Inc	301
470	*	NextCure Inc	5
761	*	NGM Biopharmaceuticals Inc	22
496	*	Nkarta, Inc	16
1,911	*	Novavax, Inc	346
326	*	Nurix Therapeutics, Inc	10
894	*	Ocular Therapeutix, Inc	15
350	*	Olema Pharmaceuticals, Inc	12
1,629	*,e	Omeros Corp	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,507	*	Oncocyte Corp	$13
13,300	*	Opko Health, Inc	57
1,987	*,e	Optinose, Inc	7
712	*	Organogenesis Holdings Inc	13
2,929	*	Orgenesis, Inc	17
672	*	ORIC Pharmaceuticals, Inc	16
2,841	*,e	Ovid therapeutics, Inc	11
4,997	*	Pacific Biosciences of California, Inc	166
1,521	*	Pacira BioSciences Inc	107
379	*	Pandion Therapeutics, Inc	23
934	*	Paratek Pharmaceuticals, Inc	7
425	*	Passage Bio, Inc	7
3,731		PerkinElmer, Inc	479
4,241		Perrigo Co plc	172
735	*	Personalis, Inc	18
174,436		Pfizer, Inc	6,320
806	*,e	PhaseBio Pharmaceuticals Inc	3
341	*	Phathom Pharmaceuticals, Inc	13
720		Phibro Animal Health Corp	18
3,495	*	Pieris Pharmaceuticals, Inc	9
722	*,e	Pliant Therapeutics, Inc	28
375	*	PMV Pharmaceuticals, Inc	12
972	*,e	Poseida Therapeutics, Inc	9
4,990	*	PPD, Inc	189
1,998	*	PRA Health Sciences, Inc	306
304	*	Praxis Precision Medicines, Inc	10
2,435	*,e	Precigen, Inc	17
1,170	*	Precision BioSciences Inc	12
251	*	Prelude Therapeutics, Inc	11
1,758	*	Prestige Consumer Healthcare, Inc.	78
2,427	*,†	Progenics Pharmaceuticals, Inc	0
866	*	Protagonist Therapeutics, Inc	22
669	*	Protara Therapeutics, Inc	11
1,437	*	Prothena Corp plc	36
1,356	*	Provention Bio, Inc	14
2,011	*	PTC Therapeutics, Inc	95
1,119	*	Puma Biotechnology, Inc	11
7,211	*	QIAGEN NV	351
334	*	Quanterix Corp	20
1,455	*	Radius Health, Inc	30
348	*	RAPT Therapeutics, Inc	8
775	*	Reata Pharmaceuticals, Inc	77
1,657	*	Recro Pharma, Inc	5
3,039	*	Regeneron Pharmaceuticals, Inc	1,438
1,062	*	REGENXBIO, Inc	36
998	*	Relay Therapeutics, Inc	35
450	*,e	Relmada Therapeutics, Inc	16
1,758	*	Repligen Corp	342
699	*	Replimune Group, Inc	21
1,804	*	Revance Therapeutics, Inc	50
1,215	*	REVOLUTION Medicines, Inc	56
1,025	*	Rhythm Pharmaceuticals, Inc	22
4,657	*	Rigel Pharmaceuticals, Inc	16
1,412	*	Rocket Pharmaceuticals, Inc	63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,910	e	Royalty Pharma plc	$432
1,226	*,e	Rubius Therapeutics, Inc	33
1,782	*	Sage Therapeutics, Inc	133
777	*	Sana Biotechnology, Inc	26
2,773	*	Sangamo Therapeutics Inc	35
2,492	*	Sarepta Therapeutics, Inc	186
669	*	Scholar Rock Holding Corp	34
3,999	*	Seagen, Inc	555
423	*	Seer, Inc	21
6,645	*	Selecta Biosciences, Inc	30
1,687	*	Seres Therapeutics, Inc	35
362	*	Shattuck Labs, Inc	11
1,913	*	SIGA Technologies, Inc	12
373	*	Silverback Therapeutics, Inc	16
2,198	*,e	Soleno Therapeutics, Inc	3
2,399	*	Solid Biosciences, Inc	13
5,713	*,e	Sorrento Therapeutics, Inc	47
1,558	*	Sotera Health Co	39
2,652	*	Spectrum Pharmaceuticals, Inc	9
853	*	Spero Therapeutics, Inc	13
679	*	SpringWorks Therapeutics, Inc	50
519	*	Stoke Therapeutics, Inc	20
1,839	*	Supernus Pharmaceuticals, Inc	48
820	*	Sutro Biopharma, Inc	19
1,544	*	Syndax Pharmaceuticals, Inc	35
2,126	*	Syneos Health, Inc	161
2,140	*	Syros Pharmaceuticals, Inc	16
785	*	TCR2 Therapeutics Inc	17
3,335	*	TG Therapeutics, Inc	161
5,906	*,e	TherapeuticsMD, Inc	8
1,625	*	Theravance Biopharma, Inc	33
12,359		Thermo Fisher Scientific, Inc	5,640
1,671	*	Translate Bio, Inc	28
1,469	*	Travere Therapeutics, Inc	37
767	*	Tricida, Inc	4
932	*	Turning Point Therapeutics Inc	88
1,447	*	Twist Bioscience Corp	179
3,764	*,e	Tyme Technologies, Inc	7
1,836	*	Ultragenyx Pharmaceutical, Inc	209
1,359	*	United Therapeutics Corp	227
1,868	*,e	UNITY Biotechnology, Inc	11
657	*,e	UroGen Pharma Ltd	13
1,691	*	Vanda Pharmaceuticals, Inc	25
1,735	*,e	Vaxart Inc	11
563	*,e	Vaxcyte, Inc	11
2,652	*,e	VBI Vaccines, Inc	8
1,634	*	Veracyte, Inc	88
4,988	*	Verastem, Inc	12
1,345	*	Vericel Corp	75
8,137	*	Vertex Pharmaceuticals, Inc	1,749
36,677	*	Viatris, Inc	512
1,592	*,e	Viking Therapeutics, Inc	10
1,508	*	Vir Biotechnology, Inc	77
324	*	Vor BioPharma, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

872	*	Voyager Therapeutics, Inc	$4
468	*,e	VYNE Therapeutics, Inc	3
1,897	*	Waters Corp	539
776	*	WaVe Life Sciences Ltd	4
684	*	X4 Pharmaceuticals, Inc	6
533	*	XBiotech, Inc	9
1,460	*	Xencor, Inc	63
935	*,e	Xeris Pharmaceuticals, Inc	4
959	*	Y-mAbs Therapeutics, Inc	29
308	*	Zentalis Pharmaceuticals, Inc	13
6,592	*,e	ZIOPHARM Oncology, Inc	24
14,898		Zoetis, Inc	2,346
1,752	*	Zogenix, Inc	34

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,878

REAL ESTATE - 3.2%
1,964		Acadia Realty Trust	37
1,537		Agree Realty Corp	103
423		Alexander & Baldwin, Inc	7
51		Alexander’s, Inc	14
4,020		Alexandria Real Estate Equities, Inc	660
466	*	Altisource Portfolio Solutions S.A.	4
1,425		American Assets Trust, Inc	46
4,582		American Campus Communities, Inc	198
3,752		American Finance Trust, Inc	37
8,855		American Homes 4 Rent	295
13,753		American Tower Corp	3,288
6,774		Americold Realty Trust	261
5,144		Apartment Income REIT Corp	220
5,144		Apartment Investment and Management Co	32
6,471		Apple Hospitality REIT, Inc	94
1,658		Armada Hoffler Properties, Inc	21
4,597		AvalonBay Communities, Inc	848
769		Bluerock Residential Growth REIT, Inc	8
5,200		Boston Properties, Inc	527
3,704		Brandywine Realty Trust	48
10,209		Brixmor Property Group, Inc	207
874		Broadstone Net Lease, Inc	16
2,143		Brookfield Property REIT, Inc	38
552		Brt Realty Trust	9
3,063		Camden Property Trust	337
2,763		CareTrust REIT, Inc	64
1,667		CatchMark Timber Trust, Inc	17
10,581	*	CBRE Group, Inc	837
460		Centerspace	31
1,449	*	Chatham Lodging Trust	19
1,087		City Office REIT, Inc	12
544		Clipper Realty, Inc	4
15,230	*	Colony Capital, Inc	99
3,268		Columbia Property Trust, Inc	56
753		Community Healthcare Trust, Inc	35
473	*	CorePoint Lodging, Inc	4
1,070		Coresite Realty	128
2,602		Corporate Office Properties Trust	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,434		Cousins Properties, Inc	$157
12,960		Crown Castle International Corp	2,231
196		CTO Realty Growth, Inc	10
6,597		CubeSmart	250
3,593	*	Cushman & Wakefield plc	59
3,732		CyrusOne, Inc	253
7,801	*	DiamondRock Hospitality Co	80
8,596		Digital Realty Trust, Inc	1,211
7,300		Diversified Healthcare Trust	35
4,303		Douglas Emmett, Inc	135
11,536		Duke Realty Corp	484
2,230		Easterly Government Properties, Inc	46
1,286		EastGroup Properties, Inc	184
3,522		Empire State Realty Trust, Inc	39
2,280		EPR Properties	106
2,779		Equinix, Inc	1,889
3,500		Equity Commonwealth	97
5,668		Equity Lifestyle Properties, Inc	361
11,748		Equity Residential	842
2,882		Essential Properties Realty Trust, Inc	66
2,071		Essex Property Trust, Inc	563
1,858	*,e	eXp World Holdings Inc	85
4,258		Extra Space Storage, Inc	564
967	e	Farmland Partners, Inc	11
2,581		Federal Realty Investment Trust	262
3,737		First Industrial Realty Trust, Inc	171
400	*	Forestar Group, Inc	9
2,420		Four Corners Property Trust, Inc	66
4,124		Franklin Street Properties Corp	22
309	*	FRP Holdings, Inc	15
6,257		Gaming and Leisure Properties, Inc	265
3,108	e	Geo Group, Inc	24
1,064		Getty Realty Corp	30
881		Gladstone Commercial Corp	17
1,479		Global Medical REIT, Inc	19
2,475		Global Net Lease, Inc	45
3,243		Healthcare Realty Trust, Inc	98
6,289		Healthcare Trust of America, Inc	173
17,510		Healthpeak Properties Inc	556
1,493	*	Hersha Hospitality Trust	16
2,907		Highwoods Properties, Inc	125
22,920	*	Host Hotels and Resorts, Inc	386
1,318	*	Howard Hughes Corp	125
5,170		Hudson Pacific Properties	140
2,619		Independence Realty Trust, Inc	40
276		Indus Realty Trust, Inc	17
1,510		Industrial Logistics Properties Trust	35
671	e	Innovative Industrial Properties, Inc	121
18,531		Invitation Homes, Inc	593
9,067		Iron Mountain, Inc	336
2,674	e	iStar Inc	48
3,149		JBG SMITH Properties	100
1,604	*	Jones Lang LaSalle, Inc	287
3,557		Kennedy-Wilson Holdings, Inc	72

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,530		Kilroy Realty Corp	$232
14,283		Kimco Realty Corp	268
3,243		Kite Realty Group Trust	63
2,699		Lamar Advertising Co	253
8,135		Lexington Realty Trust	90
2,202		Life Storage, Inc	189
570		LTC Properties, Inc	24
4,097		Macerich Co	48
3,534		Mack-Cali Realty Corp	55
569	*	Marcus & Millichap, Inc	19
231	*	Maui Land & Pineapple Co, Inc	3
16,244		Medical Properties Trust, Inc	346
3,660		Mid-America Apartment Communities, Inc	528
2,597		Monmouth Real Estate Investment Corp (Class A)	46
1,299		National Health Investors, Inc	94
5,771		National Retail Properties, Inc	254
1,700		National Storage Affiliates Trust	68
3,164		New Senior Investment Group, Inc	20
4,328		Newmark Group, Inc	43
662		NexPoint Residential Trust, Inc	31
1,207		Office Properties Income Trust	33
7,357		Omega Healthcare Investors, Inc	269
574		One Liberty Properties, Inc	13
5,152	*	Outfront Media, Inc	112
3,099		Paramount Group, Inc	31
7,470	*	Park Hotels & Resorts, Inc	161
5,135		Pebblebrook Hotel Trust	125
5,940		Physicians Realty Trust	105
3,343		Piedmont Office Realty Trust, Inc	58
628		Plymouth Industrial REIT, Inc	11
2,502		PotlatchDeltic Corp	132
2,737		Preferred Apartment Communities, Inc	27
23,018		Prologis, Inc	2,440
488		PS Business Parks, Inc	75
4,674		Public Storage, Inc	1,153
1,829		QTS Realty Trust, Inc	113
377	*	Rafael Holdings, Inc	15
3,189		Rayonier, Inc	103
732		Re/Max Holdings, Inc	29
4,163	*	Realogy Holdings Corp	63
11,112		Realty Income Corp	706
3,100	*	Redfin Corp	206
5,855		Regency Centers Corp	332
4,204		Retail Opportunities Investment Corp	67
6,690		Retail Properties of America, Inc	70
685		Retail Value, Inc	13
3,671		Rexford Industrial Realty, Inc	185
4,896		RLJ Lodging Trust	76
283		RMR Group, Inc	12
3,057		RPT Realty	35
1,328	*	Ryman Hospitality Properties	103
6,162		Sabra Healthcare REIT, Inc	107
401		Safehold, Inc	28
392		Saul Centers, Inc	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,574		SBA Communications Corp	$992
990	*	Seritage Growth Properties	18
3,510		Service Properties Trust	42
10,384		Simon Property Group, Inc	1,181
6,051		SITE Centers Corp	82
1,992		SL Green Realty Corp	139
3,189		Spirit Realty Capital, Inc	136
1,023		St. Joe Co	44
4,481		STAG Industrial, Inc	151
7,137		STORE Capital Corp	239
218	*	Stratus Properties, Inc	7
3,928	*	Summit Hotel Properties, Inc	40
3,082		Sun Communities, Inc	462
8,527	*	Sunstone Hotel Investors, Inc	106
3,676	e	Tanger Factory Outlet Centers, Inc	56
834	*	Tejon Ranch Co	14
1,821		Terreno Realty Corp	105
9,405		UDR, Inc	413
994		UMH Properties, Inc	19
6,462		Uniti Group, Inc	71
294		Universal Health Realty Income Trust	20
3,855		Urban Edge Properties	64
1,188		Urstadt Biddle Properties, Inc (Class A)	20
11,738		Ventas, Inc	626
6,892		VEREIT, Inc	266
17,074		VICI Properties, Inc	482
5,932		Vornado Realty Trust	269
2,363		Washington REIT	52
4,685		Weingarten Realty Investors	126
13,124		Welltower, Inc	940
22,821		Weyerhaeuser Co	812
1,293		Whitestone REIT	13
5,105		WP Carey, Inc	361
4,278	*	Xenia Hotels & Resorts, Inc	83

		TOTAL REAL ESTATE	40,850

RETAILING - 6.6%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	35
1,062		Aaron’s Co, Inc	27
1,704	*	Abercrombie & Fitch Co (Class A)	58
852	*	Academy Sports & Outdoors, Inc	23
2,127		Advance Auto Parts, Inc	390
13,262	*	Amazon.com, Inc	41,034
4,652	e	American Eagle Outfitters, Inc	136
221	*	America’s Car-Mart, Inc	34
727	*	Asbury Automotive Group, Inc	143
978	*	At Home Group, Inc	28
1,764	*	Autonation, Inc	164
716	*	AutoZone, Inc	1,005
4,033	*	Bed Bath & Beyond, Inc	118
7,270		Best Buy Co, Inc	835
1,246		Big Lots, Inc	85
517	*	Boot Barn Holdings, Inc	32
1,023		Buckle, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,005	*	Burlington Stores, Inc	$599
377		Caleres, Inc	8
1,051		Camping World Holdings, Inc	38
5,106	*	CarMax, Inc	677
740	*	CarParts.com, Inc	11
1,652	*	Carvana Co	433
966	*	Cato Corp (Class A)	12
3,531	*	Chico’s FAS, Inc	12
389	*	Children’s Place, Inc	27
619	*	Citi Trends, Inc	52
708	*	Conn’s, Inc	14
764	*	Container Store Group, Inc	13
1,444		Core-Mark Holding Co, Inc	56
332	*	Designer Brands, Inc	6
2,084	e	Dick’s Sporting Goods, Inc	159
165		Dillard’s, Inc (Class A)	16
7,572		Dollar General Corp	1,534
7,262	*	Dollar Tree, Inc	831
404	*	Duluth Holdings, Inc	7
20,304		eBay, Inc	1,243
3,799	*	Etsy, Inc	766
4,217	*	Expedia Group, Inc	726
1,922	*	Express Parent LLC	8
1,844	*	Five Below, Inc	352
2,980	*	Floor & Decor Holdings, Inc	285
3,025		Foot Locker, Inc	170
606		Franchise Group, Inc	22
576	*	Funko, Inc	11
1,656	*	GameStop Corp (Class A)	314
5,772	*	Gap, Inc	172
254	*	Genesco, Inc	12
4,534		Genuine Parts Co	524
521		Group 1 Automotive, Inc	82
658	*	Groupon, Inc	33
1,116	*	GrowGeneration Corp	55
3,071	*	GrubHub, Inc	184
1,358		Guess?, Inc	32
715		Haverty Furniture Cos, Inc	27
547	*	Hibbett Sports, Inc	38
33,599		Home Depot, Inc	10,256
5,175		Kohl’s Corp	308
6,818	*	L Brands, Inc	422
487	*	Lands’ End, Inc	12
1,312	*	Leslie’s, Inc	32
1,143	*	Liquidity Services, Inc	21
796		Lithia Motors, Inc (Class A)	311
9,001	*	LKQ Corp	381
22,841		Lowe’s Companies, Inc	4,344
1,099	*	Lumber Liquidators, Inc	28
9,238	*	Macy’s, Inc	150
3,413	*	Magnite, Inc	142
1,129	*	MarineMax, Inc	56
1,333	*	Michaels Cos, Inc	29
1,185		Monro Muffler, Inc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

660		Murphy USA, Inc	$95
2,416	*	National Vision Holdings, Inc	106
3,550	*	Nordstrom, Inc	134
1,630	*	ODP Corp	71
1,751	*	Ollie’s Bargain Outlet Holdings, Inc	152
266	*	OneWater Marine, Inc	11
2,198	*	O’Reilly Automotive, Inc	1,115
1,365	*	Overstock.com, Inc	90
633		Penske Auto Group, Inc	51
1,527	*	Petco Health & Wellness Co, Inc	34
765	e	PetMed Express, Inc	27
1,227		Pool Corp	424
2,851	*	Quotient Technology, Inc	47
12,253		Qurate Retail Group, Inc QVC Group	144
1,550	*	RealReal, Inc	35
1,673		Rent-A-Center, Inc	96
450	*	RH	268
10,949		Ross Stores, Inc	1,313
3,400	*	Sally Beauty Holdings, Inc	68
576		Shoe Carnival, Inc	36
719		Shutterstock, Inc	64
1,600	*	Signet Jewelers Ltd	93
906	*	Sleep Number Corp	130
1,157		Sonic Automotive, Inc (Class A)	57
1,434	*	Sportsman’s Warehouse Holdings, Inc	25
553	*	Stamps.com, Inc	110
1,475	*	Stitch Fix Inc	73
15,610		Target Corp	3,092
432	*	Tilly’s, Inc	5
37,694		TJX Companies, Inc	2,493
3,634		Tractor Supply Co	644
1,678	*	Ulta Beauty, Inc	519
2,603	*	Urban Outfitters, Inc	97
3,187	*	Vroom, Inc	124
2,147	*	Wayfair, Inc	676
252		Weyco Group, Inc	5
2,576		Williams-Sonoma, Inc	462
94		Winmark Corp	18
686	*	Zumiez, Inc	29

		TOTAL RETAILING	83,351

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
1,075		Advanced Energy Industries, Inc	117
37,516	*	Advanced Micro Devices, Inc	2,945
570	*	Allegro MicroSystems, Inc	14
844	*	Alpha & Omega Semiconductor Ltd	28
1,266	*	Ambarella, Inc	127
3,751		Amkor Technology, Inc	89
11,386		Analog Devices, Inc	1,766
28,612		Applied Materials, Inc	3,823
534	*,e	Atomera, Inc	13
1,183	*	Axcelis Technologies, Inc	49
1,452	*	AXT, Inc	17
12,329		Broadcom, Inc	5,716

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,458		Brooks Automation, Inc	$201
839	*	Ceva, Inc	47
1,924	*	Cirrus Logic, Inc	163
904		CMC Materials, Inc	160
1,495	*	Cohu, Inc	63
3,610	*	Cree, Inc	390
1,498	*	Diodes, Inc	120
3,220	*	Enphase Energy, Inc	522
4,190		Entegris, Inc	468
2,741	*	First Solar, Inc	239
2,989	*	Formfactor, Inc	135
445	*	Ichor Holdings Ltd	24
705	*	Impinj, Inc	40
1,371	*	Inphi Corp	245
128,153		Intel Corp	8,202
4,835		KLA Corp	1,597
4,524		Lam Research Corp	2,693
4,618	*	Lattice Semiconductor Corp	208
1,568	*	MACOM Technology Solutions Holdings, Inc	91
21,197		Marvell Technology Group Ltd	1,038
286	*	Maxeon Solar Technologies Ltd	9
8,078		Maxim Integrated Products, Inc	738
2,280	*	MaxLinear, Inc	78
7,740		Microchip Technology, Inc	1,201
34,812	*	Micron Technology, Inc	3,071
1,742		MKS Instruments, Inc	323
1,367		Monolithic Power Systems, Inc	483
1,126	*	Nanometrics, Inc	74
1,216	*	NeoPhotonics Corp Ltd	15
192		NVE Corp	13
18,514		NVIDIA Corp	9,885
12,593	*	ON Semiconductor Corp	524
1,181	*	PDF Solutions, Inc	21
2,703	*	Photronics, Inc	35
2,006		Power Integrations, Inc	163
3,478	*	Qorvo, Inc	635
35,155		QUALCOMM, Inc	4,661
4,243	*	Rambus, Inc	82
2,180	*	Semtech Corp	150
1,457	*	Silicon Laboratories, Inc	206
280	*	SiTime Corp	28
5,104		Skyworks Solutions, Inc	936
51	*	SMART Global Holdings, Inc	2
1,491	*	SolarEdge Technologies, Inc	429
2,299	*,e	SunPower Corp	77
928	*	Synaptics, Inc	126
5,018		Teradyne, Inc	611
28,704		Texas Instruments, Inc	5,425
1,266	*	Ultra Clean Holdings	73
1,389		Universal Display Corp	329
1,833	*	Veeco Instruments, Inc	38
7,626		Xilinx, Inc	945

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	62,736

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

SOFTWARE & SERVICES - 13.9%
1,998	*	2U, Inc	$76
3,462	*	8x8, Inc	112
1,883	*	A10 Networks, Inc	18
19,827		Accenture plc	5,477
3,983	*	ACI Worldwide, Inc	152
15,025	*	Adobe, Inc	7,142
1,071	*	Agilysys, Inc	51
5,071	*	Akamai Technologies, Inc	517
1,443	*	Alarm.com Holdings, Inc	125
1,403		Alliance Data Systems Corp	157
1,317	*	Altair Engineering, Inc	82
1,733	*	Alteryx, Inc	144
3,812		Amdocs Ltd	267
1,091		American Software, Inc (Class A)	23
4,257	*	Anaplan, Inc	229
2,700	*	Ansys, Inc	917
538	*	Appfolio, Inc	76
1,096	*,e	Appian Corp	146
2,036	*	Aspen Technology, Inc	294
4,111	*	Atlassian Corp plc	866
6,900	*	Autodesk, Inc	1,912
13,371		Automatic Data Processing, Inc	2,520
2,529	*	Avalara, Inc	337
2,583	*	Avaya Holdings Corp	72
1,498	*	Benefitfocus, Inc	21
1,347	*	BigCommerce Holdings, Inc	78
2,312	*	Bill.Com Holdings, Inc	336
4,820	*	Black Knight, Inc	357
1,852	*	Blackbaud, Inc	132
1,613	*	Blackline, Inc	175
154	*	BM Technologies, Inc	2
1,563	*	Bottomline Technologies, Inc	71
4,699	*	Box, Inc	108
1,247	*	Brightcove, Inc	25
3,564		Broadridge Financial Solutions, Inc	546
456	*,e	C3.ai, Inc	30
8,610	*	Cadence Design Systems, Inc	1,179
842	*	Cardtronics plc	33
576		Cass Information Systems, Inc	27
4,074		CDK Global, Inc	220
1,164	*	Cerence Inc	104
3,464	*	Ceridian HCM Holding, Inc	292
921	*	ChannelAdvisor Corp	22
3,724		Citrix Systems, Inc	523
6,629	*	Cloudera, Inc	81
3,571	*	Cloudflare, Inc	251
16,473		Cognizant Technology Solutions Corp (Class A)	1,287
2,429	*	Cognyte Software Ltd	68
1,509	*	Commvault Systems, Inc	97
1,240	*	Concentrix Corp	186
7,418	*	Conduent, Inc	49
2,077	*	Cornerstone OnDemand, Inc	90
2,169	*	Coupa Software, Inc	552

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,734	*	Crowdstrike Holdings, Inc	$864
1,299		CSG Systems International, Inc	58
4,721	*	Datadog, Inc	393
659	*	Datto Holding Corp	15
574	*,e	Digimarc Corp	17
2,714	*	Digital Turbine, Inc	218
5,580	*	DocuSign, Inc	1,130
643	*	Domo, Inc	36
7,941	*	Dropbox, Inc	212
2,214	*	Duck Creek Technologies, Inc	100
8,041	*	DXC Technology Co	251
5,865	*	Dynatrace, Inc	283
927	e	Ebix, Inc	30
648	*	eGain Corp	6
2,086	*	Elastic NV	232
1,657	*	Envestnet, Inc	120
1,655	*	EPAM Systems, Inc	657
1,684	*	Euronet Worldwide, Inc	233
1,144	*	Everbridge, Inc	139
2,375		EVERTEC, Inc	88
1,204	*	Evo Payments, Inc	33
1,241	*	ExlService Holdings, Inc	112
864	*	Fair Isaac Corp	420
2,399	*,e	Fastly, Inc	161
19,325		Fidelity National Information Services, Inc	2,717
6,880	*	FireEye, Inc	135
17,726	*	Fiserv, Inc	2,110
2,029	*	Five9, Inc	317
2,604	*	FleetCor Technologies, Inc	699
4,174	*	Fortinet, Inc	770
2,673	*	Gartner, Inc	488
5,811		Genpact Ltd	249
9,236		Global Payments, Inc	1,862
1,180	*	Globant S.A.	245
5,510	*	GoDaddy, Inc	428
1,865	*	GreenSky, Inc	12
700	*	Grid Dynamics Holdings, Inc	11
2,614	*	Guidewire Software, Inc	266
1,077		Hackett Group, Inc	18
1,304	*	HubSpot, Inc	592
351	*	I3 Verticals, Inc	11
1,377	*	Information Services Group, Inc	6
385	*,e	Intelligent Systems Corp	16
1,057		InterDigital, Inc	67
27,718		International Business Machines Corp	3,694
677	*	International Money Express Inc	10
7,891		Intuit, Inc	3,023
1,245	*	j2 Global, Inc	149
2,510		Jack Henry & Associates, Inc	381
572	*	Jamf Holding Corp	20
385	*,e	JFrog Ltd	17
3,363	*	Limelight Networks, Inc	12
2,140	*	Liveperson, Inc	113
1,949	*	LiveRamp Holdings, Inc	101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,818	*	Manhattan Associates, Inc	$213
27,571		Mastercard, Inc (Class A)	9,817
2,080		MAXIMUS, Inc	185
1,018		McAfee Corp	23
2,662	*	Medallia, Inc	74
234,211		Microsoft Corp	55,220
210	*,e	MicroStrategy, Inc (Class A)	143
1,779	*	Mimecast Ltd	72
1,253	*	Mitek Systems, Inc	18
844	*	Model N, Inc	30
1,840	*	MoneyGram International, Inc	12
1,616	*	MongoDB, Inc	432
1,408	*	nCino, Inc	94
1,631	*	New Relic, Inc	100
2,596		NIC, Inc	88
16,911		NortonLifelock, Inc	360
9,317	*	Nuance Communications, Inc	407
5,847	*	Nutanix, Inc	155
3,632	*	Okta, Inc	801
230	*	ON24, Inc	11
1,227	*	OneSpan, Inc	30
57,389		Oracle Corp	4,027
2,233	*	Pagerduty, Inc	90
2,942	*	Palo Alto Networks, Inc	947
9,997		Paychex, Inc	980
1,532	*	Paycom Software, Inc	567
1,125	*	Paylocity Holding Corp	202
36,848	*	PayPal Holdings, Inc	8,948
1,045	*	Paysign Inc	5
1,117		Pegasystems, Inc	128
1,320	*	Perficient, Inc	77
4,684		Perspecta, Inc	136
1,099	*	Ping Identity Holding Corp	24
3,056	*	Pluralsight, Inc	68
1,791		Progress Software Corp	79
1,867	*	Proofpoint, Inc	235
1,099	*	PROS Holdings, Inc	47
3,193	*	PTC, Inc	440
1,569	*	Q2 Holdings, Inc	157
400		QAD, Inc (Class A)	27
1,213	*	Qualys, Inc	127
958	*	Rackspace Technology, Inc	23
1,695	*	Rapid7, Inc	126
2,554	*	RealPage, Inc	223
1,101	*	Repay Holdings Corp	26
2,519	*	RingCentral, Inc	750
10,188	*	Sabre Corp	151
2,791	*	SailPoint Technologies Holding, Inc	141
27,499	*	salesforce.com, Inc	5,826
766		Sapiens International Corp NV	24
257	*	SecureWorks Corp	3
6,080	*	ServiceNow, Inc	3,041
502	*	ShotSpotter, Inc	18
15,424	*	Slack Technologies, Inc	627

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,616	*	Smartsheet, Inc	$231
1,330	*	SolarWinds Corp	23
5,060	*	Splunk, Inc	686
845	*	Sprout Social, Inc	49
1,231	*	SPS Commerce, Inc	122
11,585	*	Square, Inc	2,630
6,533		SS&C Technologies Holdings, Inc	456
6,355	*	StoneCo Ltd	389
386	*,e	Sumo Logic, Inc	7
3,818	*	SVMK, Inc	70
2,685		Switch, Inc	44
1,511	*	Sykes Enterprises, Inc	67
1,342	*	Synchronoss Technologies, Inc	5
4,691	*	Synopsys, Inc	1,162
462	*	Telos Corp	18
1,895	*	Tenable Holdings, Inc	69
3,770	*	Teradata Corp	145
1,298	*	Trade Desk, Inc	846
541		TTEC Holdings, Inc	54
349	*,e	Tucows, Inc	27
4,433	*	Twilio, Inc	1,511
1,206	*	Tyler Technologies, Inc	512
2,160	*	Unisys Corp	55
863	*,e	Unity Software, Inc	87
660	*	Upland Software, Inc	31
3,084	*	Varonis Systems, Inc	158
2,429	*	Verint Systems, Inc	110
2,985	*	VeriSign, Inc	593
765	*	Veritone, Inc	18
3,457	*	Verra Mobility Corp	47
305	*	Viant Technology, Inc	16
2,063	e	VirnetX Holding Corp	11
52,776		Visa, Inc (Class A)	11,174
2,285	*	VMware, Inc (Class A)	344
13,620		Western Union Co	336
1,443	*	WEX, Inc	302
5,472	*	Workday, Inc	1,359
1,221	*	Workiva, Inc	108
3,929		Xperi Holding Corp	86
2,990	*	Yext, Inc	43
3,760	*	Zendesk, Inc	499
2,044	*	Zix Corp	15
5,396	*	Zoom Video Communications, Inc	1,734
2,320	*	Zscaler, Inc	398
2,992	*	Zuora Inc	44

		TOTAL SOFTWARE & SERVICES	176,267

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
4,245	*	3D Systems Corp	116
1,869		Adtran, Inc	31
899	*	Akoustis Technologies, Inc	12
18,060		Amphenol Corp (Class A)	1,191
495,401	d	Apple, Inc	60,513
712	*,e	Applied Optoelectronics, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,796	*	Arista Networks, Inc	$542
2,522	*	Arlo Technologies, Inc	16
2,165	*	Arrow Electronics, Inc	240
1,363	*	Avid Technology, Inc	29
3,554		Avnet, Inc	147
1,096		Badger Meter, Inc	102
429		Bel Fuse, Inc (Class B)	8
1,632		Belden CDT, Inc	72
1,361		Benchmark Electronics, Inc	42
1,369	*	CalAmp Corp	15
1,907	*	Calix, Inc	66
235	*	Cambium Networks Corp	11
176	*	Casa Systems, Inc	2
4,421		CDW Corp	733
5,012	*	Ciena Corp	274
132,194		Cisco Systems, Inc	6,836
522	*	Clearfield, Inc	16
4,963		Cognex Corp	412
816	*	Coherent, Inc	206
6,058	*	CommScope Holding Co, Inc	93
784		Comtech Telecommunications Corp	19
23,801		Corning, Inc	1,036
370	*,e	Corsair Gaming, Inc	12
1,256		CTS Corp	39
48	*	Daktronics, Inc	0	^
8,102	*	Dell Technologies, Inc	714
2,906	*	Diebold, Inc	41
1,019	*	Digi International, Inc	19
1,762		Dolby Laboratories, Inc (Class A)	174
1,847	*	EchoStar Corp (Class A)	44
518	*	ePlus, Inc	52
4,537	*	Extreme Networks, Inc	40
1,751	*	F5 Networks, Inc	365
1,106	*	Fabrinet	100
655	*	FARO Technologies, Inc	57
4,422		FLIR Systems, Inc	250
3,142	*	Harmonic, Inc	25
41,111		Hewlett Packard Enterprise Co	647
40,313		HP, Inc	1,280
2,990	*	II-VI, Inc	204
1,305	*	Immersion Corp	12
5,792	*	Infinera Corp	56
2,359	*,e	Inseego Corp	24
1,383	*	Insight Enterprises, Inc	132
1,022	*	IPG Photonics Corp	216
944	*	Iteris, Inc	6
1,329	*	Itron, Inc	118
4,847		Jabil Inc	253
10,966		Juniper Networks, Inc	278
5,723	*	Keysight Technologies, Inc	821
1,038	*	Kimball Electronics, Inc	27
3,427	*	Knowles Corp	72
758	*	KVH Industries, Inc	10
823		Littelfuse, Inc	218

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,379	*	Lumentum Holdings, Inc	$217
1,398		Methode Electronics, Inc	59
5,234		Motorola Solutions, Inc	984
632	*	MTS Systems Corp	37
428	*	Napco Security Technologies, Inc	15
4,043		National Instruments Corp	175
4,702	*	NCR Corp	178
6,924		NetApp, Inc	503
1,274	*	Netgear, Inc	52
2,211	*	Netscout Systems, Inc	62
1,072	*	nLight, Inc	35
1,149	*	Novanta, Inc	151
673	*	OSI Systems, Inc	65
406	*,e	PAR Technology Corp	27
430		PC Connection, Inc	20
1,300	*	Plantronics, Inc	51
884	*	Plexus Corp	81
8,066	*	Pure Storage, Inc	174
2,205	*	Ribbon Communications, Inc	18
701	*	Rogers Corp	132
2,299	*	Sanmina Corp	95
958	*	Scansource, Inc	29
1,358	*	Super Micro Computer, Inc	53
1,240		Synnex Corp	142
7,384	*	Trimble Inc	574
3,576	*	TTM Technologies, Inc	52
250		Ubiquiti, Inc	75
2,057	*	Viasat, Inc	99
7,704	*	Viavi Solutions, Inc	121
4,516		Vishay Intertechnology, Inc	109
398	*	Vishay Precision Group, Inc	12
3,849	*	Vontier Corp	116
9,257		Western Digital Corp	618
6,252		Xerox Holdings Corp	152
1,604	*	Zebra Technologies Corp (Class A)	778

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	85,153

TELECOMMUNICATION SERVICES - 1.4%
410	*	Anterix, Inc	19
222,855		AT&T, Inc	6,746
373		ATN International, Inc	18
565	*	Bandwidth Inc	72
1,565	*	Boingo Wireless, Inc	22
573	*	Cincinnati Bell, Inc	9
1,449		Cogent Communications Group, Inc	100
2,586	*	Consolidated Communications Holdings, Inc	19
2,248	*,e	Gogo, Inc	22
521	*	IDT Corp (Class B)	12
3,657	*	Iridium Communications, Inc	151
1,581	*	Liberty Latin America Ltd (Class A)	20
5,718	*	Liberty Latin America Ltd (Class C)	74
34,462		Lumen Technologies, Inc	460
661	*	Ooma, Inc	10
2,552	*	ORBCOMM, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,811		Shenandoah Telecom Co	$88
859		Spok Holdings, Inc	9
1,903		Telephone & Data Systems, Inc	44
17,206	*	T-Mobile US, Inc	2,156
176	*	US Cellular Corp	6
129,598		Verizon Communications, Inc	7,536
7,849	*	Vonage Holdings Corp	93

		TOTAL TELECOMMUNICATION SERVICES	17,705

TRANSPORTATION - 2.1%
2,138	*	Air Transport Services Group, Inc	63
3,985	*	Alaska Air Group, Inc	276
393	*	Allegiant Travel Co	96
269		Amerco, Inc	165
19,189	*	American Airlines Group, Inc	459
719		ArcBest Corp	51
798	*	Atlas Air Worldwide Holdings, Inc	48
1,550	*	Avis Budget Group, Inc	112
4,081		CH Robinson Worldwide, Inc	389
1,092	*	Copa Holdings S.A. (Class A)	88
1,032		Costamare, Inc	10
452	*	Covenant Transportation Group, Inc	9
23,634		CSX Corp	2,279
763	*	Daseke, Inc	6
20,085	*	Delta Air Lines, Inc	970
219	*	Eagle Bulk Shipping, Inc	8
1,070	*	Echo Global Logistics, Inc	34
218		Eneti, Inc	5
5,160		Expeditors International of Washington, Inc	556
7,577		FedEx Corp	2,152
902		Forward Air Corp	80
1,420	*	Hawaiian Holdings, Inc	38
1,188		Heartland Express, Inc	23
1,279	*	Hub Group, Inc (Class A)	86
2,648		JB Hunt Transport Services, Inc	445
9,060	*	JetBlue Airways Corp	184
2,837		Kansas City Southern	749
2,088	*	Kirby Corp	126
3,876		Knight-Swift Transportation Holdings, Inc	186
990		Landstar System, Inc	163
7,833	*	Lyft, Inc (Class A)	495
2,253		Macquarie Infrastructure Co LLC	72
2,242		Marten Transport Ltd	38
1,675		Matson, Inc	112
982	*	Mesa Air Group, Inc	13
7,864		Norfolk Southern Corp	2,112
3,116		Old Dominion Freight Line	749
1,449	*	Radiant Logistics, Inc	10
1,666		Ryder System, Inc	126
1,798	*	Safe Bulkers, Inc	4
741	*	Saia, Inc	171
1,714		Schneider National, Inc	43
617	*	SEACOR Holdings, Inc	25
1,416	*	Skywest, Inc	77

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,566	*	Southwest Airlines Co	$1,134
2,785	*	Spirit Airlines, Inc	103
43,203	*	Uber Technologies, Inc	2,355
20,942		Union Pacific Corp	4,616
9,424	*	United Airlines Holdings Inc	542
22,392		United Parcel Service, Inc (Class B)	3,806
200		Universal Logistics Holdings Inc	5
1,875		Werner Enterprises, Inc	88
2,690	*	XPO Logistics, Inc	332

		TOTAL TRANSPORTATION	26,884

UTILITIES - 2.5%
21,023		AES Corp	564
1,489		Allete, Inc	100
7,893		Alliant Energy Corp	428
7,956		Ameren Corp	647
15,727		American Electric Power Co, Inc	1,332
1,409		American States Water Co	107
5,647		American Water Works Co, Inc	847
366		Artesian Resources Corp	14
5,498	*,e	Atlantic Power Corp	16
3,897		Atmos Energy Corp	385
1,521		Avangrid, Inc	76
2,203		Avista Corp	105
1,598		Black Hills Corp	107
771		Brookfield Infrastructure Corp	59
3,901		Brookfield Renewable Corp	183
812	*	Cadiz, Inc	8
1,860		California Water Service Group	105
15,595		Centerpoint Energy, Inc	353
640		Chesapeake Utilities Corp	74
1,290		Clearway Energy, Inc (Class A)	34
2,243		Clearway Energy, Inc (Class C)	63
9,330		CMS Energy Corp	571
10,404		Consolidated Edison, Inc	778
626		Consolidated Water Co, Inc	8
25,324		Dominion Energy, Inc	1,924
6,120		DTE Energy Co	815
22,971		Duke Energy Corp	2,217
11,609		Edison International	680
6,725		Entergy Corp	669
6,923		Essential Utilities Inc	310
7,609		Evergy, Inc	453
10,892		Eversource Energy	943
30,013		Exelon Corp	1,313
16,097		FirstEnergy Corp	558
919		Genie Energy Ltd	6
349		Global Water Resources, Inc	6
2,788		Hawaiian Electric Industries, Inc	124
1,455		Idacorp, Inc	145
6,373		MDU Resources Group, Inc	201
899		MGE Energy, Inc	64
644		Middlesex Water Co	51
2,568		National Fuel Gas Co	128

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,173		New Jersey Resources Corp	$87
61,237		NextEra Energy, Inc	4,630
12,354		NiSource, Inc	298
1,124		Northwest Natural Holding Co	61
1,255		NorthWestern Corp	82
6,710		NRG Energy, Inc	253
5,229		OGE Energy Corp	169
1,679		ONE Gas, Inc	129
1,153		Ormat Technologies, Inc	91
920		Otter Tail Corp	42
41,849	*,b	PG&E Corp	490
3,359		Pinnacle West Capital Corp	273
2,485		PNM Resources, Inc	122
2,243		Portland General Electric Co	106
23,565		PPL Corp	680
15,590		Public Service Enterprise Group, Inc	939
626	*	Pure Cycle Corp	8
263		RGC Resources, Inc	6
9,147		Sempra Energy	1,213
678		SJW Corp	43
3,054		South Jersey Industries, Inc	69
33,025		Southern Co	2,053
1,282		Southwest Gas Holdings Inc	88
431		Spark Energy, Inc	5
1,343		Spire, Inc	99
1,686	*	Sunnova Energy International, Inc	69
7,337		UGI Corp	301
534		Unitil Corp	24
15,748		Vistra Energy Corp	278
10,050		WEC Energy Group, Inc	941
16,649		Xcel Energy, Inc	1,107
490		York Water Co	24

		TOTAL UTILITIES	32,351

		TOTAL COMMON STOCKS	1,261,437

		(Cost $382,830)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
4,469	†	Media General, Inc	0

		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
478	†	Chinook Therapeutics, Inc	0
1,565	†	Elanco Animal Health, Inc CVR	0	^
244	†	Omthera Pharmaceuticals, Inc	0	^
390	†	Tobira Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.6%
$1,400,000		Federal Home Loan Bank (FHLB)	0.005%	04/06/21	$1,400
5,000,000		FHLB	0.010	04/14/21	5,000
1,000,000		FHLB	0.085	07/14/21	1,000

		TOTAL GOVERNMENT AGENCY DEBT			7,400

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
2,010,159	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.030		2,010

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,010

		TOTAL SHORT-TERM INVESTMENTS			9,410

		(Cost $9,410)
		TOTAL INVESTMENTS - 100.2%			1,270,847
		(Cost $392,240)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(1,994)

		NET ASSETS - 100.0%			$1,268,853

Abbreviation(s):

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $4,232,055.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/21, the value of these securities is $90,930 or 0.01% of net assets.

Cost amounts are in thousands.

Futures contracts outstanding as of March 31, 2021 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	32	06/18/21	$6,219	$6,348	$129

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1—Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2—Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3—Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Account’s investments as of March 31, 2021, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Equity investments:
Health care	$170,684	$—	$2	$170,686
All other equity investments*	1,090,751	—	—	1,090,751
Short-term investments	2,010	7,400	—	9,410
Futures contracts**	129	—	—	129
Total	$1,263,574	$7,400	$2	$1,270,976

*	For detailed categories, see the accompanying Schedule of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.